                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/05

MFS(R) MONEY
MARKET FUND

MFS(R) GOVERNMENT
MONEY MARKET FUND

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) MONEY MARKET FUND                                                8/31/05
MFS(R) GOVERNMENT MONEY MARKET FUND

Each fund seeks as high a level of current income as is considered consistent with preservation of capital and liquidity.

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PERFORMANCE SUMMARY                                3
----------------------------------------------------
EXPENSE TABLES                                     5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              10
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     18
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            23
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    24
----------------------------------------------------
TRUSTEES AND OFFICERS                             25
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     30
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             38
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    38
----------------------------------------------------
FEDERAL TAX INFORMATION                           38
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) MONEY MARKET FUND

              PORTFOLIO STRUCTURE*

              Commercial Paper                          76.0%
              Certificates of Deposit                   22.8%
              Repurchase Agreements                      1.3%
              Other Assets Less Liabilities             -0.1%

              SHORT TERM CREDIT QUALITY**

              Average Credit Quality
              Short Term Bonds***                         A-1
              -----------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN*

              0-29 days                                 58.2%
              -----------------------------------------------
              30-59 days                                33.7%
              -----------------------------------------------
              60-89 days                                 8.2%
              -----------------------------------------------
              Other Assets Less Liabilities            -0.1%
              -----------------------------------------------

MFS(R) GOVERNMENT MONEY MARKET FUND

              PORTFOLIO STRUCTURE*

              Government and Agency                     81.6%
              Repurchase Agreements                     18.0%
              Other Assets Less Liabilities              0.4%

SHORT TERM CREDIT QUALITY**

              Average Credit Quality
              Short Term Bonds***                         A-1
              -----------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN*

              0-29 days                                 73.1%
              -----------------------------------------------
              30-59 days                                 8.9%
              -----------------------------------------------
              60-89 days                                11.4%
              -----------------------------------------------
              90-366 days                                6.2%
              -----------------------------------------------
              Other Assets Less Liabilities              0.4%
              -----------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 8/31/05.

*** The Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

From time to time "Other Assets Less Liabilities," may be negative due to timing of cash receipts.

Percentages are based on net assets as of 8/31/05, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 8/31/05

Performance results are historical and reflect the change in net asset value, including reinvestment of dividends and capital gains distribution. An investment in either of the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either of these funds.

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
FUND SHARES.

MFS MONEY MARKET FUND                   MFS GOVERNMENT MONEY MARKET FUND

1 Year Total Return: 2.16%              1 Year Total Return: 2.02%
--------------------------------------------------------------------------------
Current 7-day yield: 3.34%              Current 7-day yield: 3.05%
--------------------------------------------------------------------------------
Current 7-day yield without             Current 7-day yield without
waiver: 3.03%                           waiver: 2.70%
--------------------------------------------------------------------------------

Yields quoted are based on the latest seven days ended as of August 31, 2005, with dividends annualized. The yield quotations more closely reflect the current earnings of the funds than the total return quotations. Shares of the funds can be purchased at net asset value without a sales charge.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the results would have been less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

MFS(R) MONEY MARKET FUND

Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Investors should note that while securities issued by certain U.S. government agencies or instrumentalities are guaranteed by the U.S. government, securities issued by many U.S. government agencies are not guaranteed by the U.S. government. The portfolio may invest in foreign securities, which involves risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The portfolio may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The portfolio may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. The prices of these securities will decline when interest rates rise and increase when rates fall. In addition, municipal securities are subject to credit (failure to make timely principal or interest payments) and maturity (longer maturity dates increase security price fluctuations) risks. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Please see the prospectus for further information regarding these and other risk considerations.

MFS(R) GOVERNMENT MONEY MARKET FUND

Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Investors should note that while securities issued by certain U.S. government agencies or instrumentalities are guaranteed by the U.S. government, securities issued by many U.S. government agencies are not guaranteed by the U.S. government. As with any fixed-income security, securities issued by certain U.S. government agencies or instrumentalities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying these securities in the case of default. Investors should note that many U.S. government securities in which the fund may invest are not supported by the full faith and credit of the United States Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Please see the prospectus for further information regarding these and other risk considerations.

                   MFS(R) MONEY MARKET FUND
EXPENSE TABLES
                   MFS(R) GOVERNMENT MONEY MARKET FUND

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                       Annualized     Beginning       Ending       Paid During
                         Expense    Account Value Account Value      Period**
                          Ratio        3/01/05       8/31/05     3/01/05-8/31/05
--------------------------------------------------------------------------------
MFS MONEY MARKET FUND
--------------------------------------------------------------------------------
Actual                    0.45%       $1,000.00     $1,013.20         $2.28
--------------------------------------------------------------------------------
Hypothetical*             0.45%       $1,000.00     $1,022.94         $2.29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Expenses
                       Annualized     Beginning       Ending       Paid During
                         Expense    Account Value Account Value      Period**
                          Ratio        3/01/05       8/31/05     3/01/05-8/31/05
--------------------------------------------------------------------------------
MFS GOVERNMENT
MONEY MARKET FUND
--------------------------------------------------------------------------------
Actual                    0.59%        $1,000.00     $1,012.20         $2.99
--------------------------------------------------------------------------------
Hypothetical*             0.59%        $1,000.00     $1,022.23         $3.01
--------------------------------------------------------------------------------

 * 5% fund return per year before expenses.
** Expenses paid is equal to each fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

MFS(R) Money Market Fund

ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Certificates of Deposit - 22.8%
----------------------------------------------------------------------------------------------
BNP Paribas, NY, 3.52%, due 10/13/05                             $ 31,130,000     $ 31,130,000
Caylon, NY, 3.37%, due 9/20/05                                     29,062,000       29,060,880
Credit Suisse First Boston, NY, 3.5%, due 9/23/05                  30,574,000       30,574,000
Deutsche Bank A.G., NY, 3.51%, due 10/11/05                        31,371,000       31,371,000
Natexis Banque Populaires, NY, 3.505%, due 9/20/05                 30,873,000       30,873,000
Svenska Handelsbanken, Inc., NY, 3.415%, due 9/09/05               21,815,000       21,815,000
----------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                        $174,823,880
----------------------------------------------------------------------------------------------
Commercial Paper - 76.0%<
----------------------------------------------------------------------------------------------
American Express Credit Corp., 3.68%, due 11/08/05               $ 31,200,000     $ 30,983,125
American General Finance Corp., 3.48%, due 9/16/05                  4,888,000        4,880,911
American General Finance Corp., 3.63%, due 10/17/05                25,864,000       25,744,034
Bank of America Corp., 3.54%, due 10/19/05                         17,190,000       17,108,863
Citibank Credit Card Issuance Trust, 3.51%, due 9/22/05@           31,016,000       30,952,495
Citigroup Funding, Inc., 3.6%, due 10/11/05                        31,105,000       30,980,580
Depfa Bank PLC, 3.69%, due 11/14/05 @                              30,927,000       30,692,419
Dexia Delaware LLC, 3.35%, due 9/13/05                              4,488,000        4,482,988
FCAR Owner Trust, 3.52%, due 9/09/05                               30,609,000       30,585,057
Falcon Asset Securitization Corp., 3.65%, due 10/20/05@            30,780,000       30,627,083
General Electric Capital Corp., 3.64%, due 10/28/05                   585,000          581,628
General Electric Co., 3.49%, due 9/27/05                           16,502,000       16,460,406
General Electric Co., 3.45%, due 9/28/05                           13,645,000       13,609,694
Genworth Financial, Inc., 3.43%, due 9/12/05@                      10,806,000       10,794,675
Govco, Inc., 3.32%, due 9/12/05 - 9/15/05@                         14,870,000       14,853,568
Govco, Inc., 3.37%, due 9/16/05@                                    5,439,000        5,431,363
HBOS Treasury Services PLC, 3.38%, due 9/01/05                        606,000          606,000
HBOS Treasury Services PLC, 3.37%, due 9/07/05 - 9/08/05            6,205,000        6,201,131
HSBC USA, Inc., 3.39%, due 9/27/05                                 15,070,000       15,033,104
ING America Insurance Holdings, Inc., 3.32%, due 9/06/05           15,895,000       15,887,671
ING America Insurance Holdings, Inc., 3.46%, due 10/04/05          10,312,000       10,279,294
Jupiter Securitization Corp., 3.6%, due 10/05/05@                  15,913,000       15,858,896
Jupiter Securitization Corp., 3.69%, due 10/24/05@                 14,909,000       14,828,007
Kitty Hawk Funding Corp., 3.54%, due 9/23/05@                      30,789,000       30,722,393
Merrill Lynch & Co., Inc., 3.38%, due 9/12/05                          44,000           43,955
MetLife Funding, Inc., 3.38%, due 9/20/05                           7,564,000        7,550,507
Morgan Stanley, Inc., 3.69%, due 10/27/05                          20,000,000       19,885,200
Old Line Funding LLC, 3.53%, due 9/21/05@                          21,041,000       20,999,736
Old Line Funding LLC, 3.64%, due 10/17/05@                          9,657,000        9,612,084
Park Avenue Receivables Co. LLC, 3.55%, due 9/22/05@               22,340,000       22,293,738
Park Avenue Receivables Co. LLC, 3.56%, due 10/04/05@               8,313,000        8,285,872
Procter & Gamble Co., 3.37%, due 9/19/05@                          10,979,000       10,960,500
Ranger Funding Co. LLC, 3.51%, due 9/14/05@                        16,526,000       16,505,053
SBC Communications, Inc., 3.45%, due 9/07/05@                      19,000,000       18,989,075
SBC Communications, Inc., 3.47%, due 9/12/05@                       4,542,000        4,537,184
SBC Communications, Inc., 3.54%, due 9/26/05@                       7,439,000        7,420,712
Svenska Handelsbanken, Inc., 3.56%, due 10/04/05                    9,160,000        9,130,108
UBS Finance Delaware LLC, 3.74%, due 11/21/05                       1,670,000        1,655,947
Verizon Network Funding Co., 3.54%, due 9/21/05                     1,971,000        1,967,124
Verizon Network Funding Co., 3.58%, due 9/27/05                     8,195,000        8,173,811
Verizon Network Funding Co., 3.69%, due 10/24/05                    3,453,000        3,434,242
WalMart Stores, Inc., 3.39%, due 9/13/05@                           4,870,000        4,864,497
----------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                               $584,494,730
----------------------------------------------------------------------------------------------
Repurchase Agreement - 1.3%
----------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 8/31/05, due 9/01/05, total to
be received $9,965,991 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                             $  9,965,000     $  9,965,000
----------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                    $769,283,610
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                               (412,349
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $768,871,261
----------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 8/31/05
MFS(R) Government Money Market Fund

ISSUER                                                              PAR AMOUNT         $ VALUE
----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations - 81.6%<
----------------------------------------------------------------------------------------------
Fannie Mae, 3.38%, due 9/06/05                                   $  1,300,000     $  1,299,390
Fannie Mae, 3.4%, due 9/07/05                                        1,300,000       1,299,263
Fannie Mae, 3.37%, due 9/14/05                                         250,000         249,696
Fannie Mae, 3.44%, due 9/14/05                                       1,300,000       1,298,385
Fannie Mae, 3.315%, due 9/21/05                                      1,100,000       1,097,974
Fannie Mae, 3.36%, due 9/21/05                                       1,500,000       1,497,200
Fannie Mae, 3.46%, due 9/28/05                                         180,000         179,533
Fannie Mae, 3.53%, due 10/05/05                                        400,000         398,666
Fannie Mae, 3.7%, due 11/30/05                                         920,000         911,490
Federal Home Loan Bank, 3.35%, due 9/02/05                             850,000         846,915
Federal Home Loan Bank, 3.44%, due 9/12/05                             400,000         399,580
Federal Home Loan Bank, 3.53%, due 10/07/05                            300,000         298,941
Federal Home Loan Bank, 3.55%, due 10/19/05                            100,000          99,527
Federal Home Loan Bank, 3.68%, due 11/25/05                          1,000,000         991,311
Freddie Mac, 3.32%, due 9/13/05 - 9/20/05                            2,950,000       2,946,025
Freddie Mac, 3.295%, due 9/20/05                                     1,000,000         998,261
Freddie Mac, 3.33%, due 9/20/05                                      1,100,000       1,098,067
Freddie Mac, 3.43%, due 9/20/05                                        233,000         232,578
Freddie Mac, 3.53%, due 10/04/05                                       136,000         135,560
Freddie Mac, 3.525%, due 10/11/05                                      500,000         498,042
Freddie Mac, 3.56%, due 10/11/05                                       436,000         434,275
Freddie Mac, 3.61%, due 10/18/05                                        14,000          13,934
Freddie Mac, 3.52%, due 10/25/05                                       300,000         298,416
Freddie Mac, 3.465%, due 11/01/05                                    1,500,000       1,491,193
Freddie Mac, 3.6%, due 11/01/05                                        300,000         298,170
Freddie Mac, 3.73%, due 12/05/05                                       610,000         603,996
----------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost
and Value                                                                         $ 19,916,388
----------------------------------------------------------------------------------------------
Repurchase Agreements - 18.0%
----------------------------------------------------------------------------------------------
Goldman Sachs, 3.56%, dated 8/31/05, due 9/01/05, total to be received $1,969,195 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)          $  1,969,000     $  1,969,000
Morgan Stanley, 3.58%, dated 8/31/05, due 9/01/05, total to be received $2,419,241 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)              2,419,000       2,419,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                              $  4,388,000
----------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                    $ 24,304,388
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                  109,578
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $ 24,413,966
----------------------------------------------------------------------------------------------
Portfolio Footnotes:
< The rates shown represent annualized yields at time of purchase.
@ Security exempt from registration under Section 4(2) of the Securities Act of 1933.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/05

MFS MONEY MARKET FUND
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                        $769,283,610
Receivable for fund shares sold                                    1,787,621
Interest receivable                                                  887,979
Other assets                                                           3,397
--------------------------------------------------------------------------------------------------
Total assets                                                                          $771,962,607
--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Payable to custodian                                                 $46,766
Distributions payable                                                 41,159
Payable for fund shares reacquired                                 2,668,921
Payable to affiliates
  Management fee                                                       6,304
  Shareholder servicing costs                                        138,688
  Administrative services fee                                            462
Accrued expenses and other liabilities                               189,046
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $3,091,346
--------------------------------------------------------------------------------------------------
Net assets                                                                            $768,871,261
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $768,504,131
Accumulated net realized gain (loss) on investments                                         (8,480)
Accumulated undistributed net investment income                                            375,610
--------------------------------------------------------------------------------------------------
Net assets                                                                            $768,871,261
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                              768,504,131
--------------------------------------------------------------------------------------------------
Net asset value per share
  (net assets / shares of beneficial interest outstanding)                                   $1.00
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities - continued
AT 8/31/05

MFS GOVERNMENT MONEY MARKET FUND

ASSETS
--------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                          $19,916,388
Repurchase agreements, at value                                     4,388,000
Total investments, at amortized cost and value                                         $24,304,388
Receivable for fund shares sold                                       478,305
Interest receivable                                                     3,441
Other assets                                                              262
--------------------------------------------------------------------------------------------------
Total assets                                                                           $24,786,396
--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Payable to custodian                                                     $646
Distributions payable                                                   2,326
Payable for fund shares reacquired                                    325,353
Payable to affiliates
  Management fee                                                          206
  Shareholder servicing costs                                           3,108
  Administrative services fee                                              38
Accrued expenses and other liabilities                                 40,753
--------------------------------------------------------------------------------------------------
Total liabilities                                                                         $372,430
--------------------------------------------------------------------------------------------------
Net assets                                                                             $24,413,966
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $24,411,679
Accumulated undistributed net investment income                                              2,287
--------------------------------------------------------------------------------------------------
Net assets                                                                             $24,413,966
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               24,403,966
--------------------------------------------------------------------------------------------------
Net asset value per share
  (net assets / shares of beneficial interest outstanding)                                   $1.00
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/05

MFS MONEY MARKET FUND

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest income                                                                        $20,337,690
--------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                   $3,645,217
  Shareholder servicing costs                                       1,607,099
  Administrative services fee                                          80,270
  Trustees' compensation                                               23,408
  Custodian fee                                                       270,674
  Printing                                                             40,960
  Postage                                                              11,092
  Auditing fees                                                        30,078
  Legal fees                                                           28,333
  Shareholder solicitation expenses                                    33,527
  Miscellaneous                                                       147,455
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $5,918,113
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (246,348)
  Reduction of expenses by investment adviser                      (2,466,470)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $3,205,295
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $17,132,395
--------------------------------------------------------------------------------------------------
Realized gain (loss) on investment transactions                                              $(151)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $17,132,244
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations - continued

FOR YEAR ENDED 8/31/05

MFS GOVERNMENT MONEY MARKET FUND

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Interest income                                                                           $766,307
-----------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $156,029
  Shareholder servicing costs                                           52,329
  Administrative services fee                                            4,645
  Trustees' compensation                                                 3,696
  Custodian fee                                                         13,960
  Printing                                                                 890
  Postage                                                                  228
  Auditing fees                                                         29,648
  Legal fees                                                             2,622
  Shareholder solicitation expenses                                      1,768
  Miscellaneous                                                          7,051
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                            $272,866
-----------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (10,544)
  Reduction of expenses by investment adviser                         (109,307)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                              $153,015
-----------------------------------------------------------------------------------------------------------
Net investment income                                                                     $613,292
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              YEAR ENDED                 YEAR ENDED
                                                                 8/31/05                    8/31/04
MFS MONEY MARKET FUND

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                        $17,132,395                 $5,864,552
Net realized gain (loss) on investments                             (151)                        --
---------------------------------------------------------------------------------------------------
Total change in net assets from operations                   $17,132,244                 $5,864,552
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
From net investment income                                  $(16,765,114)               $(5,864,552)
---------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                            $623,054,895             $1,527,905,751
Net asset value of shares issued to shareholders in
reinvestment of distributions                                 16,089,710                  5,412,272
Cost of shares reacquired                                   (699,562,244)            (2,827,855,473)
---------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions           $(60,417,639)           $(1,294,537,450)
---------------------------------------------------------------------------------------------------
Total change in net assets                                  $(60,050,509)           $(1,294,537,450)
---------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------
At beginning of period                                      $828,921,770             $2,123,459,220

At end of period (including accumulated undistributed
net investment income of $375,610 and $0,
respectively)                                               $768,871,261               $828,921,770
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                               YEAR ENDED                YEAR ENDED
                                                                  8/31/05                   8/31/04
MFS GOVERNMENT MONEY MARKET FUND

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                            $613,292                  $515,646
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
From net investment income                                      $(603,292)                $(515,646)
---------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                              $22,096,030              $691,127,677

Net asset value of shares issued to shareholders in
reinvestment of distributions                                     576,994                   467,294

Cost of shares reacquired                                     (38,056,006)             (784,696,137)
---------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $(15,382,982)             $(93,101,166)
---------------------------------------------------------------------------------------------------
Total change in net assets                                   $(15,372,982)             $(93,101,166)
---------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------
At beginning of period                                        $39,786,948              $132,888,114

At end of period (including accumulated undistributed
net investment income of $2,287 and $0, respectively)         $24,413,966               $39,786,948
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

MFS MONEY MARKET FUND
                                                                           YEARS ENDED 8/31
                                         ------------------------------------------------------------------------------------
                                                2005              2004               2003              2002              2001
Net asset value, beginning of period           $1.00             $1.00              $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        $0.02             $0.01              $0.01             $0.02             $0.05

  Net realized gain (loss) on
  investments                                  (0.00)+++            --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.02             $0.01              $0.01             $0.02             $0.05
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.02)           $(0.01)            $(0.01)           $(0.02)           $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00             $1.00              $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                             2.16***           0.64***            0.81              1.67              4.97
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            0.75              0.67               0.60              0.68              0.67
Expenses after expense reductions##             0.44              0.54               0.60              0.68              0.67
Net investment income                           2.17              0.62               0.80              1.66              4.86
Net assets at end of period
(000 Omitted)                               $768,871          $828,921         $2,123,459        $1,962,159        $1,461,101
-----------------------------------------------------------------------------------------------------------------------------
+++ Per share amount was less than $0.01.
*** Certain expenses have been reduced without which performance would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

MFS GOVERNMENT MONEY MARKET FUND
                                                                           YEARS ENDED 8/31
                                          -----------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001
Net asset value, beginning of period            $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.02             $0.01             $0.01             $0.01             $0.05
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.02)           $(0.01)           $(0.01)           $(0.01)           $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                              2.02***           0.54***           0.66              1.51              4.71
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             0.87              0.74              0.72              0.82              0.90
Expenses after expense reductions##              0.52              0.59              0.72              0.82              0.90
Net investment income                            1.96              0.49              0.61              1.56              4.55
Net assets at end of period
(000 Omitted)                                 $24,414           $39,787          $132,888           $54,741           $62,078
-----------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. Each fund's use of amortized cost is subject to the fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - Each fund may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2005 and August 31, 2004 was as follows:

                                                                  GOVERNMENT
                             MONEY MARKET FUND              MONEY MARKET FUND
                         --------------------------     ------------------------
                             8/31/05        8/31/04       8/31/05        8/31/04
Distributions declared
from ordinary income     $16,765,114     $5,864,552      $603,292       $515,646

During the year ended August 31, 2005, the following amounts were reclassified due to differences between book and tax presentation of capital losses.
                                                                     GOVERNMENT
                                         MONEY MARKET FUND    MONEY MARKET FUND
Increase (decrease)
Paid-in capital                                       $--               $7,713
Accumulated undistributed net realized
gain (loss) on investments                         (8,329)                  --
Accumulated undistributed net investment
income                                              8,329               (7,713)

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
                                                                     GOVERNMENT
                                         MONEY MARKET FUND    MONEY MARKET FUND

Undistributed ordinary income                    $462,026              $12,134
Capital loss carryforward                          (8,480)                  --
Other temporary differences                       (86,416)              (9,847)

For federal income tax purposes, the capital loss carryforward for the Money Market Fund may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2011 ($8,329) and August 31, 2013 ($151).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

Each fund's management fee is computed daily and paid monthly at the following annual rates:

          First $300 million of average net assets            0.50%
          Next $400 million of average net assets             0.45%
          Next $300 million of average net assets             0.40%
          Average net assets in excess of $1billion           0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce each fund's management fee to 0.15% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended
August 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations.

Management fees incurred for the year ended August 31, 2005 were an effective rate of 0.15% of average daily net assets on an annualized basis for each fund.

DISTRIBUTOR - Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the year ended August 31, 2005 for the MFS Money Market Fund and MFS Government Money Market Fund were $10,744 and $0, respectively.

SHAREHOLDER SERVICING AGENT - Each fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $808,195 and $31,632, which equated to 0.1026% and 0.1012% annually of the fund's average daily net assets for the MFS Money Market Fund and the MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds. For the year ended August 31, 2005, these costs amounted to $355,042 and $8,502 for the MFS Money Market Fund and the MFS Government Money Market Fund, respectively.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, each fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0102% and 0.0149% of the fund's average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

TRUSTEES' COMPENSATION - The funds pay compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, Massachusetts Fund Distributors, Inc. (MFD), and MFSC. The funds have an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $6,122 and $1,204 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. These amounts are included in Trustees' compensation for the year ended August 31, 2005.

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,024 and $113 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements were as follows:

                                                 PURCHASES             SALES

MFS Money Market Fund                      $11,474,240,264   $11,580,672,127
----------------------------------------------------------------------------
MFS Government Money Market Fund              $537,212,502      $554,031,000
----------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as for financial reporting purposes.

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The MFS Money Market Fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 11% and 8% respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $6,265, and $174 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively and is included in miscellaneous expense. The funds had no significant borrowings during the year ended August 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IV and the Shareholders of
MFS Money Market Fund and MFS Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of MFS Money Market Fund and MFS Government Money Market Fund (two of the series comprising MFS Series Trust
IV) (the "Trust"), as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedure included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Money Market Fund and the MFS Government Money Market Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust IV, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                              NUMBER OF DOLLARS
                               ---------------------------------------------
NOMINEE                              AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.           $2,333,467,893.25          $64,806,915.54
----------------------------------------------------------------------------
David H. Gunning                  2,337,909,099.36           60,365,709.43
----------------------------------------------------------------------------
William R. Gutow                  2,335,083,119.48           63,191,689.31
----------------------------------------------------------------------------
Michael Hegarty                   2,337,833,314.82           60,441,493.97
----------------------------------------------------------------------------
J. Atwood Ives                    2,334,582,382.93           63,692,425.86
----------------------------------------------------------------------------
Amy B. Lane                       2,337,005,958.85           61,268,849.94
----------------------------------------------------------------------------
Robert J. Manning                 2,339,726,129.55           58,548,679.24
----------------------------------------------------------------------------
Lawrence T. Perera                2,335,517,001.12           62,757,807.67
----------------------------------------------------------------------------
Robert C. Pozen                   2,339,358,928.12           58,915,880.67
----------------------------------------------------------------------------
J. Dale Sherratt                  2,334,476,353.98           63,798,454.81
----------------------------------------------------------------------------
Laurie J. Thomsen                 2,337,091,443.46           61,183,365.33
----------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA                         225 Franklin Street, Boston, MA 02110
02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA                         200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Edward L. O'Dette
Terri A. Vittozzi

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS MONEY MARKET FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 23rd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund was in the 10th percentile for the one-year period and the 29th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to a fee reduction. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

MFS GOVERNMENT MONEY MARKET FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 43rd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund was in the 16th percentile for the one-year period and the 55th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to a fee reduction. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MCM-ANN-10/05 48M

MFS(R) MID CAP GROWTH FUND                                              8/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    28
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           37
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   38
---------------------------------------------------
TRUSTEES AND OFFICERS                            39
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    44
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            48
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   48
---------------------------------------------------
FEDERAL TAX INFORMATION                          48
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              American Tower Corp., "A"                   3.3%
              ------------------------------------------------
              Symantec Corp.                              3.1%
              ------------------------------------------------
              Getty Images, Inc.                          2.4%
              ------------------------------------------------
              Amdocs Ltd.                                 2.2%
              ------------------------------------------------
              Xilinx, Inc.                                2.2%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.1%
              ------------------------------------------------
              Cytyc Corp.                                 2.1%
              ------------------------------------------------
              Legg Mason, Inc.                            2.0%
              ------------------------------------------------
              Corporate Executive Board Co.               1.8%
              ------------------------------------------------
              Analog Devices, Inc.                        1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                22.7%
              ------------------------------------------------
              Technology                                 19.6%
              ------------------------------------------------
              Special Products & Services                14.7%
              ------------------------------------------------
              Leisure                                    10.2%
              ------------------------------------------------
              Financial Services                          6.7%
              ------------------------------------------------
              Retailing                                   6.1%
              ------------------------------------------------
              Industrial Goods & Services                 5.6%
              ------------------------------------------------
              Energy                                      5.2%
              ------------------------------------------------
              Utilities & Communications                  3.3%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Basic Materials                             1.3%
              ------------------------------------------------
              Consumer Staples                            1.0%
              ------------------------------------------------
              Transportation                              0.7%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Mid Cap Growth Fund had a total return of 17.15%, at net asset value. In comparison, the fund's benchmark, the Russell MidCap Growth Index, returned 26.45%.

DETRACTORS FROM PERFORMANCE

Leisure and health care were the greatest detracting sectors during the reporting period as security selection and, to a lesser extent, our overweighted positions in both sectors hurt relative results. Within leisure, our holdings in radio broadcaster Citadel Broadcasting and media company Gemstar-TV Guide* were a drag on relative performance. Several of our positions in the health care sector were among the fund's top detractors for the period including dermatological pharmaceuticals company Medicis Pharmaceutical, biotechnology firm ImClone Systems, and diagnostic equipment maker Cytyc. Not owning the strong performing benchmark constituent WellPoint also hindered relative returns.

Security selection in the retailing sector also held back performance, although no individual stock within this sector was among the fund's top detractors. In other sectors, our holdings in network security software maker Symantec and commercial airliner JetBlue Airways*, and not owning benchmark constituent Apple Computer hurt performance relative to the benchmark.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the special products and services sector aided relative performance over the reporting period. The fund benefited from its positions in strong-performing media image provider Getty Images and Internet job-search company Monster Worldwide.

Security selection in the financial services sector was also an area of relative strength. Investment firm Legg Mason was the top contributor to the fund's relative performance as the stock rose substantially during the period.

Our overweighted position in the utilities and communications sector also helped relative results as the sector's return outperformed that of the benchmark. Within this sector, broadcast and communications tower management firms American Tower and SpectraSite* were among the fund's top contributors to performance.

Although security selection in the technology sector was an area of weakness, several individual positions were strong relative performers. These included global semiconductor company Marvell Technology, communications systems and software firm Comverse Technology, and maker of Internet products and services F5 Networks*.

* Security was not held in the portfolio at period-end.

Respectfully,

/s/ David E. Sette-Ducati          /s/ Eric Fischman

David E. Sette-Ducati                  Eric Fischman
Portfolio Manager                      Portfolio Manager

Note to Shareholders: Effective May 1, 2005, Camille H. Lee was no longer a manager of the fund. Previously, she had co-managed the fund with Mr. Fischman and Mr. Sette-Ducati.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended August 31, 2005)

                            MFS Mid Cap
                          Growth Fund --       Russell MidCap
                              Class A           Growth Index

              8/95           $ 9,425              $10,000
              8/96            10,419               11,182
              8/97            12,530               14,675
              8/98            10,595               12,990
              8/99            17,888               19,334
              8/00            34,837               32,323
              8/01            22,497               17,764
              8/02            12,715               13,611
              8/03            16,177               17,747
              8/04            16,504               19,071
              8/05            19,334               24,114


TOTAL RATES OF RETURN THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr         5-yr        10-yr
------------------------------------------------------------------------------
        A                12/01/93             17.15%       -11.11%       7.45%
------------------------------------------------------------------------------
        B                12/01/93             16.39%       -11.76%       6.65%
------------------------------------------------------------------------------
        C                 8/01/94             16.34%       -11.76%       6.65%
------------------------------------------------------------------------------
        I                 1/02/97             17.47%       -10.86%       7.69%
------------------------------------------------------------------------------
        R*               12/31/02             16.95%       -11.21%       7.39%
------------------------------------------------------------------------------
       R1                 4/01/05             16.25%       -11.78%       6.64%
------------------------------------------------------------------------------
       R2                 4/01/05             16.39%       -11.76%       6.65%
------------------------------------------------------------------------------
       R3*               10/31/03             16.58%       -11.68%       6.70%
------------------------------------------------------------------------------
       R4                 4/01/05             17.02%       -11.13%       7.44%
------------------------------------------------------------------------------
       R5                 4/01/05             17.15%       -11.11%       7.45%
------------------------------------------------------------------------------
      529A                7/31/02             16.84%       -11.25%       7.36%
------------------------------------------------------------------------------
      529B                7/31/02             16.04%       -11.88%       6.57%
------------------------------------------------------------------------------
      529C                7/31/02             16.12%       -11.87%       6.58%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average mid-cap growth fund+                  24.04%        -5.51%       7.92%
------------------------------------------------------------------------------
Russell MidCap Growth Index#                  26.45%        -5.69%       9.20%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                     10.41%       -12.16%       6.82%
------------------------------------------------------------------------------
        B                                     12.39%       -12.05%       6.65%
------------------------------------------------------------------------------
        C                                     15.34%       -11.76%       6.65%
------------------------------------------------------------------------------
      529A                                    10.13%       -12.29%       6.73%
------------------------------------------------------------------------------
      529B                                    12.04%       -12.17%       6.57%
------------------------------------------------------------------------------
      529C                                    15.12%       -11.87%       6.58%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3 shares."
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell MidCap Growth Index - is constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
-------------------------------------------------------------------------------
           Actual            1.31%    $1,000.00       $1,037.40         $6.73
    A      --------------------------------------------------------------------
           Hypothetical*     1.31%    $1,000.00       $1,018.60         $6.67
-------------------------------------------------------------------------------
           Actual            2.06%    $1,000.00       $1,034.30        $10.56
    B     ---------------------------------------------------------------------
           Hypothetical*     2.06%    $1,000.00       $1,014.82        $10.46
-------------------------------------------------------------------------------
           Actual            2.06%    $1,000.00       $1,035.10        $10.57
    C      --------------------------------------------------------------------
           Hypothetical*     2.06%    $1,000.00       $1,014.82        $10.46
-------------------------------------------------------------------------------
           Actual            1.06%    $1,000.00       $1,039.20         $5.45
    I      --------------------------------------------------------------------
           Hypothetical*     1.06%    $1,000.00       $1,019.86         $5.40
-------------------------------------------------------------------------------
    R      Actual            1.56%    $1,000.00       $1,036.40         $8.01
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*     1.56%    $1,000.00       $1,017.34         $7.93
-------------------------------------------------------------------------------
           Actual            2.28%    $1,000.00       $1,033.00        $11.68
    R1     --------------------------------------------------------------------
           Hypothetical*     2.28%    $1,000.00       $1,013.71        $11.57
-------------------------------------------------------------------------------
           Actual            1.99%    $1,000.00       $1,034.30        $10.20
    R2     --------------------------------------------------------------------
           Hypothetical*     1.99%    $1,000.00       $1,015.17        $10.11
-------------------------------------------------------------------------------
    R3     Actual            1.81%    $1,000.00       $1,035.30         $9.29
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*     1.81%    $1,000.00       $1,016.08         $9.20
-------------------------------------------------------------------------------
           Actual            1.47%    $1,000.00       $1,036.20         $7.54
    R4     --------------------------------------------------------------------
           Hypothetical*     1.47%    $1,000.00       $1,017.80         $7.48
-------------------------------------------------------------------------------
           Actual            1.16%    $1,000.00       $1,037.40         $5.96
    R5     --------------------------------------------------------------------
           Hypothetical*     1.16%    $1,000.00       $1,019.36         $5.90
-------------------------------------------------------------------------------
           Actual            1.66%    $1,000.00       $1,036.50         $8.52
  529A     --------------------------------------------------------------------
           Hypothetical*     1.66%    $1,000.00       $1,016.84         $8.44
-------------------------------------------------------------------------------
           Actual            2.31%    $1,000.00       $1,032.00        $11.83
  529B     --------------------------------------------------------------------
           Hypothetical*     2.31%    $1,000.00       $1,013.56        $11.72
-------------------------------------------------------------------------------
           Actual            2.31%    $1,000.00       $1,032.70        $11.84
  529C     --------------------------------------------------------------------
           Hypothetical*     2.31%    $1,000.00       $1,013.56        $11.72
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 98.7%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 2.4%
---------------------------------------------------------------------------------------------------
FLIR Systems, Inc.^*                                                   479,200       $   15,473,368
ITT Industries, Inc.^                                                  259,600           28,327,552
                                                                                     --------------
                                                                                     $   43,800,920
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.9%
---------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                    334,400       $   11,744,128
Nelnet, Inc., "A"^*                                                    124,000            4,439,200
SLM Corp.^                                                             377,000           18,755,750
                                                                                     --------------
                                                                                     $   34,939,078
---------------------------------------------------------------------------------------------------
Biotechnology - 5.6%
---------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                      299,400       $   13,628,688
Genzyme Corp.*                                                         343,431           24,441,984
Gilead Sciences, Inc.*                                                 757,000           32,551,000
Human Genome Sciences, Inc.^*                                          337,100            4,351,961
ImClone Systems, Inc.^*                                                406,600           13,303,952
MedImmune, Inc.*                                                       500,000           14,965,000
                                                                                     --------------
                                                                                     $  103,242,585
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
---------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         1,470,050       $   19,845,675
Grupo Televisa S.A., ADR                                               306,700           19,260,760
Univision Communications, Inc., "A"^*                                  503,000           13,530,700
                                                                                     --------------
                                                                                     $   52,637,135
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.9%
---------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.^                             75,000       $   20,820,000
Franklin Resources, Inc.^                                              167,300           13,457,612
Legg Mason, Inc.^                                                      359,850           37,615,121
                                                                                     --------------
                                                                                     $   71,892,733
---------------------------------------------------------------------------------------------------
Business Services - 11.8%
---------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                           537,200       $   22,600,004
Amdocs Ltd.^*                                                        1,414,300           41,509,705
Corporate Executive Board Co.                                          405,013           32,712,900
DST Systems, Inc.^*                                                    522,600           28,063,620
Getty Images, Inc.^*                                                   516,400           44,198,676
Hewitt Associates, Inc., "A"^*                                         602,800           17,481,200
Monster Worldwide, Inc.^*                                              565,850           17,677,154
Paychex, Inc.                                                          402,200           13,727,086
                                                                                     --------------
                                                                                     $  217,970,345
---------------------------------------------------------------------------------------------------
Computer Software - 6.3%
---------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                    774,300       $   20,937,072
Check Point Software Technologies Ltd.*                                643,300           14,512,848
Mercury Interactive Corp.^*                                            604,900           22,181,683
Symantec Corp.*                                                      2,765,307           58,016,141
                                                                                     --------------
                                                                                     $  115,647,744
---------------------------------------------------------------------------------------------------
Construction - 0.5%
---------------------------------------------------------------------------------------------------
Masco Corp.^                                                           276,800       $    8,492,224
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.9%
---------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                              348,600       $   27,420,876
Avon Products, Inc.^                                                   340,500           11,175,210
Career Education Corp.^*                                               268,400           10,521,280
Estee Lauder Cos., Inc., "A"                                           220,800            8,918,112
Weight Watchers International, Inc.^*                                  264,500           14,973,345
                                                                                     --------------
                                                                                     $   73,008,823
---------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
---------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                           400,900       $   18,281,040
W.W. Grainger, Inc.^                                                   222,500           14,311,200
                                                                                     --------------
                                                                                     $   32,592,240
---------------------------------------------------------------------------------------------------
Electronics - 10.4%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                  896,300       $   32,670,135
Broadcom Corp., "A"*                                                   341,000           14,833,500
KLA-Tencor Corp.                                                       578,800           29,379,888
Marvell Technology Group Ltd.^*                                        584,200           27,568,398
Novellus Systems, Inc.^*                                               675,600           18,112,836
PMC-Sierra, Inc.^*                                                   2,174,200           18,437,216
SanDisk Corp.^*                                                        269,200           10,453,036
Xilinx, Inc.                                                         1,468,500           41,250,165
                                                                                     --------------
                                                                                     $  192,705,174
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 1.1%
---------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                  116,200       $   12,015,080
Tempur-Pedic International, Inc.*                                      540,400            8,684,228
                                                                                     --------------
                                                                                     $   20,699,308
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
---------------------------------------------------------------------------------------------------
GTECH Holdings Corp.^                                                  366,600       $   10,477,428
International Game Technology^                                         827,900           22,949,388
Royal Caribbean Cruises Ltd.^                                          208,800            8,919,936
                                                                                     --------------
                                                                                     $   42,346,752
---------------------------------------------------------------------------------------------------
General Merchandise - 1.8%
---------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                 690,100       $    7,280,555
Family Dollar Stores, Inc.                                             582,300           11,576,124
Kohl's Corp.*                                                          275,600           14,455,220
                                                                                     --------------
                                                                                     $   33,311,899
---------------------------------------------------------------------------------------------------
Insurance - 0.9%
---------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                          510,900       $   16,435,653
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                 483,200       $   27,677,696
---------------------------------------------------------------------------------------------------
Machinery & Tools - 1.4%
---------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                 667,600       $   25,715,952
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.0%
---------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                       513,400       $   18,908,522
Laboratory Corp. of America Holdings*                                  375,700           18,529,524
                                                                                     --------------
                                                                                     $   37,438,046
---------------------------------------------------------------------------------------------------
Medical Equipment - 9.9%
---------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                        285,300       $   18,353,349
Cytyc Corp.*                                                         1,543,964           38,521,902
DENTSPLY International, Inc.^                                          538,500           28,524,345
Fisher Scientific International, Inc.*                                 328,900           21,207,472
Millipore Corp.^*                                                      221,700           14,177,715
St. Jude Medical, Inc.*                                                531,700           24,405,030
Thoratec Corp.^*                                                       557,600            9,127,912
Waters Corp.*                                                          619,600           28,173,212
                                                                                     --------------
                                                                                     $  182,490,937
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
---------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                     109,000       $    3,694,200
Aber Diamond Corp.                                                     101,400            3,436,623
                                                                                     --------------
                                                                                     $    7,130,823
---------------------------------------------------------------------------------------------------
Network & Telecom - 1.5%
---------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                            754,400       $   19,448,432
Juniper Networks, Inc.^*                                               366,200            8,327,388
                                                                                     --------------
                                                                                     $   27,775,820
---------------------------------------------------------------------------------------------------
Oil Services - 5.2%
---------------------------------------------------------------------------------------------------
BJ Services Co.                                                        309,600       $   19,529,568
ENSCO International, Inc.^                                             236,600            9,667,476
GlobalSantaFe Corp.^                                                   451,800           21,180,384
National Oilwell Varco, Inc.^*                                         413,400           26,544,414
Smith International, Inc.^                                             553,400           19,225,116
                                                                                     --------------
                                                                                     $   96,146,958
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.4%
---------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"^*                                     225,100       $   14,176,798
Network Appliance, Inc.^*                                              528,300           12,541,842
                                                                                     --------------
                                                                                     $   26,718,640
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.2%
---------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                        263,700       $   24,273,585
Endo Pharmaceuticals Holdings, Inc.^*                                  641,500           19,245,000
Medicis Pharmaceutical Corp., "A"^                                   1,154,900           39,278,149
Teva Pharmaceutical Industries Ltd., ADR^                              385,800           12,515,352
                                                                                     --------------
                                                                                     $   95,312,086
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
---------------------------------------------------------------------------------------------------
Washington Post Co., "B"^                                               21,300       $   17,721,600
---------------------------------------------------------------------------------------------------
Restaurants - 2.7%
---------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                             798,199       $   25,278,962
Outback Steakhouse, Inc.                                               315,800           13,140,438
Rare Hospitality International, Inc.*                                  405,800           10,851,092
                                                                                     --------------
                                                                                     $   49,270,492
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
---------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                         352,800       $   17,040,240
---------------------------------------------------------------------------------------------------
Specialty Stores - 4.3%
---------------------------------------------------------------------------------------------------
Aeropostale, Inc.^*                                                    524,500       $   13,395,730
Bed Bath & Beyond, Inc.*                                               591,500           23,985,325
PETsMART, Inc.                                                         862,750           22,233,067
TJX Cos., Inc.^                                                        968,500           20,251,335
                                                                                     --------------
                                                                                     $   79,865,457
---------------------------------------------------------------------------------------------------
Telephone Services - 3.3%
---------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                          2,558,560       $   60,996,070
---------------------------------------------------------------------------------------------------
Trucking - 0.7%
---------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                          219,900       $   12,206,649
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,633,395,306)                                       $1,823,230,079
---------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05,
at Amortized Cost<                                                $ 24,063,000       $   24,063,000
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 12.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    226,691,094       $  226,691,094
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,884,149,400)(S)                               $2,073,984,173
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (12.3)%                                               (227,177,688)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,846,806,485
---------------------------------------------------------------------------------------------------
  < The rate shown represents an annualized yield at time of purchase.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) As of August 31, 2005, the fund had one security representing $3,436,623 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $221,514,908 of securities
on loan (identified cost, $1,884,149,400)                        $2,073,984,173
Cash                                                                        400
Receivable for investments sold                                      12,732,784
Receivable for fund shares sold                                       2,085,711
Interest and dividends receivable                                       669,060
Other assets                                                                783
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $2,089,472,911
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $8,957,736
Payable for fund shares reacquired                                    5,840,747
Collateral for securities loaned, at value                          226,691,094
Payable to affiliates
  Management fee                                                         37,485
  Shareholder servicing costs                                           774,168
  Distribution and service fees                                          20,074
  Administrative services fee                                               478
  Program manager fee                                                         7
  Retirement plan administration and services fees                           13
Accrued expenses and other liabilities                                  344,624
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $242,666,426
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,846,806,485
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $3,032,369,040
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         189,834,773
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                    (1,375,297,082)
Accumulated net investment loss                                        (100,246)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,846,806,485
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   210,557,676
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $931,139,981
  Shares outstanding                                                104,839,683
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.88
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.88)                                                      $9.42
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $384,712,450
  Shares outstanding                                                 45,549,154
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.45
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $115,894,107
  Shares outstanding                                                 14,039,029
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.26
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $399,422,840
  Shares outstanding                                                 44,351,505
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.01
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $12,903,735
  Shares outstanding                                                  1,462,125
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.83
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $210,276
  Shares outstanding                                                     24,915
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.44
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $211,736
  Shares outstanding                                                     25,068
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.45
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,126,449
  Shares outstanding                                                    128,129
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.79
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,381
  Shares outstanding                                                      6,017
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.87
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,448
  Shares outstanding                                                      6,017
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.88
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $591,060
  Shares outstanding                                                     67,103
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.81
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.81)                                                      $9.35
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $158,272
  Shares outstanding                                                     18,864
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.39
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $328,750
  Shares outstanding                                                     40,067
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.21
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $7,466,004
  Interest                                                             1,066,682
  Foreign taxes withheld                                                 (32,261)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $8,500,425
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $14,506,291
  Distribution and service fees                                        8,219,785
  Program manager fees                                                     2,295
  Shareholder servicing costs                                          4,141,987
  Administrative services fee                                            191,241
  Retirement plan administration and services fees                         2,126
  Trustees' compensation                                                  63,206
  Custodian fee                                                          440,902
  Printing                                                               121,398
  Postage                                                                 38,438
  Auditing fees                                                           46,466
  Legal fees                                                              67,655
  Shareholder solicitation expenses                                      181,524
  Miscellaneous                                                          300,814
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $28,324,128
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (177,220)
  Reduction of expenses by investment adviser                             (9,040)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $28,137,868
------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(19,637,443)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $254,772,943
  Foreign currency transactions                                          (10,747)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $254,762,196
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $73,772,652
  Translation of assets and liabilities in foreign currencies                (63)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency translation                                                                       $73,772,589
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $328,534,785
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $308,897,342
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                             $(19,637,443)              $(25,258,451)
Net realized gain (loss) on investments and foreign
currency transactions                                            254,762,196                267,474,662
Net unrealized gain (loss) on investments and foreign
currency translation                                              73,772,589               (199,507,246)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $308,897,342                $42,708,965
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(417,835,036)              $(51,353,672)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $7,131                     $1,174
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(108,930,563)               $(8,643,533)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,955,737,048             $1,964,380,581
At end of period (including accumulated net investment
loss of $100,246 and $90,665, respectively)                   $1,846,806,485             $1,955,737,048
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A

                                                                          YEARS ENDED 8/31
                                             --------------------------------------------------------------------------------
                                              2005=             2004=                 2003             2002              2001
Net asset value, beginning of period          $7.58             $7.43                $5.84           $10.50            $19.67
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                        $(0.07)           $(0.08)              $(0.05)          $(0.08)           $(0.07)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     1.37              0.23                 1.64            (4.42)            (6.35)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.30             $0.15                $1.59           $(4.50)           $(6.42)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                  $--               $--                  $--           $(0.15)           $(2.75)
  From paid-in capital                           --                --                   --            (0.01)               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                 $--               $--                  $--           $(0.16)           $(2.75)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $8.88             $7.58                $7.43            $5.84            $10.50
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                          17.15***           2.02***+            27.23           (43.48)           (35.42)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##           1.29              1.26                 1.34             1.39              1.26
Expenses after expense reductions##            1.29              1.26                 1.34             1.39              1.26
Net investment loss                           (0.84)            (0.98)               (0.76)           (0.87)            (0.50)
Portfolio turnover (%)                           67                94                  120              147               109
Net assets at end of period
(000 Omitted)                              $931,140        $1,092,443           $1,182,259         $946,866        $1,036,376
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                            YEARS ENDED 8/31
                                           ----------------------------------------------------------------------------------
                                                 2005=            2004=                2003             2002             2001
Net asset value, beginning of period             $7.26            $7.17               $5.68           $10.22           $19.24
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                           $(0.13)          $(0.13)             $(0.09)          $(0.14)          $(0.17)
  Net realized and unrealized gain (loss)
  on investments and foreign currency             1.32             0.22                1.58            (4.32)           (6.19)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $1.19            $0.09               $1.49           $(4.46)          $(6.36)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                $--              $--                 $--           $(0.07)          $(2.66)
  From paid-in capital                              --               --                  --            (0.01)              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                    $--              $--                 $--           $(0.08)          $(2.66)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $8.45            $7.26               $7.17            $5.68           $10.22
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                             16.39***          1.26***+           26.23           (43.94)          (35.85)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##              2.04             2.01                2.09             2.14             2.01
Expenses after expense reductions##               2.04             2.01                2.09             2.14             2.01
Net investment loss                              (1.59)           (1.73)              (1.51)           (1.60)           (1.25)
Portfolio turnover (%)                              67               94                 120              147              109
Net assets at end of period
(000 Omitted)                                 $384,712         $446,415            $498,021         $450,803         $781,652
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                            YEARS ENDED 8/31
                                              -------------------------------------------------------------------------------
                                                 2005=            2004=                2003             2002             2001
Net asset value, beginning of period             $7.10            $7.01               $5.55           $10.00           $18.92
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                           $(0.13)          $(0.13)             $(0.09)          $(0.14)          $(0.16)
  Net realized and unrealized gain (loss)
  on investments and foreign currency             1.29             0.22                1.55            (4.22)           (6.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $1.16            $0.09               $1.46           $(4.36)          $(6.24)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                $--              $--                 $--           $(0.08)          $(2.68)
  From paid-in capital                              --               --                  --            (0.01)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                    $--              $--                 $--           $(0.09)          $(2.68)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $8.26            $7.10               $7.01            $5.55           $10.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                             16.34***          1.28***+           26.31           (43.94)          (35.87)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##              2.04             2.01                2.09             2.14             2.01
Expenses after expense reductions##               2.04             2.01                2.09             2.14             2.01
Net investment loss                              (1.59)           (1.73)              (1.51)           (1.60)           (1.25)
Portfolio turnover (%)                              67               94                 120              147              109
Net assets at end of period
(000 Omitted)                                 $115,894         $139,797            $172,466         $176,786         $301,405
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                             YEARS ENDED 8/31
                                             --------------------------------------------------------------------------------
                                                   2005=            2004=                2003            2002            2001
Net asset value, beginning of period               $7.67            $7.49               $5.87          $10.55          $19.73
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                             $(0.05)          $(0.06)             $(0.03)         $(0.05)         $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               1.39             0.24                1.65           (4.46)          (6.37)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $1.34            $0.18               $1.62          $(4.51)         $(6.40)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      $--              $--                 $--          $(0.16)         $(2.78)
  From paid-in capital                                --               --                  --           (0.01)             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                      $--              $--                 $--          $(0.17)         $(2.78)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $9.01            $7.67               $7.49           $5.87          $10.55
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                  17.47***          2.40***+           27.60          (43.38)         (35.23)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                1.04             1.01                1.11            1.14            1.01
Expenses after expense reductions##                 1.04             1.01                1.11            1.14            1.01
Net investment loss                                (0.58)           (0.72)              (0.53)          (0.63)          (0.26)
Portfolio turnover (%)                                67               94                 120             147             109
Net assets at end of period
(000 Omitted)                                   $399,423         $270,934            $109,332         $31,798         $30,490
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R (FORMERLY CLASS R1)
                                                                                  YEARS ENDED 8/31
                                                                 ---------------------------------------------------
                                                                       2005=              2004=               2003**
Net asset value, beginning of period                                   $7.55              $7.42                $5.64###
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                 $(0.09)            $(0.10)              $(0.05)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      1.37               0.23                 1.83
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.28              $0.13                $1.78
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $8.83              $7.55                $7.42
--------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                      16.95***            1.75***+            31.56###++
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                    1.55               1.50                 1.67+
Expenses after expense reductions##                                     1.55               1.50                 1.67+
Net investment loss                                                    (1.07)             (1.22)               (1.16)+
Portfolio turnover (%)                                                    67                 94                  120
Net assets at end of period (000 Omitted)                            $12,904             $5,177               $2,039
--------------------------------------------------------------------------------------------------------------------

                                                                           CLASS R1                CLASS R2
                                                                          YEAR ENDED              YEAR ENDED
                                                                           8/31/05**               8/31/05**
Net asset value, beginning of period                                        $7.93                   $7.93
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                      $(0.06)                 $(0.05)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           0.57^                  0.57^
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.51                   $0.52
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $8.44                   $8.45
--------------------------------------------------------------------------------------------------------------------
Total return (%)***&                                                         6.43++                  6.56++
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         2.27+                   1.98+
Expenses after expense reductions##                                          2.27+                   1.98+
Net investment loss                                                         (1.77)+                 (1.45)+
Portfolio turnover (%)                                                         67                      67
Net assets at end of period (000 Omitted)                                    $210                    $212
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3 (FORMERLY CLASS R2)
                                                                                YEARS ENDED 8/31
                                                                          --------------------------------
                                                                             2005=                 2004=**
Net asset value, beginning of period                                         $7.54                   $7.60###
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------
  Net investment loss                                                       $(0.11)                 $(0.09)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                            1.36                    0.03
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                             $1.25                  $(0.06)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $8.79                   $7.54
-----------------------------------------------------------------------------------------------------------
Total return (%)***&                                                         16.58                   (0.79)###+++
-----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                          1.80                    1.74+
Expenses after expense reductions##                                           1.80                    1.74+
Net investment loss                                                          (1.33)                  (1.47)+
Portfolio turnover (%)                                                          67                      94
Net assets at end of period (000 Omitted)                                   $1,126                    $314
-----------------------------------------------------------------------------------------------------------

                                                                           CLASS R4                CLASS R5
                                                                          YEAR ENDED              YEAR ENDED
                                                                          8/31/05**               8/31/05**
Net asset value, beginning of period                                        $8.31                   $8.31
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------
  Net investment loss                                                      $(0.03)                 $(0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           0.59^                  0.59^
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.56                   $0.57
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $8.87                   $8.88
-----------------------------------------------------------------------------------------------------------
Total return (%)***&                                                         6.74++                  6.86++
-----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         1.45+                   1.15+
Expenses after expense reductions##                                          1.45+                   1.15+
Net investment loss                                                         (0.93)+                 (0.63)+
Portfolio turnover (%)                                                         67                      67
Net assets at end of period (000 Omitted)                                     $53                     $53
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A
                                                                                YEARS ENDED 8/31
                                                           --------------------------------------------------------------
                                                             2005=              2004=                2003          2002**
Net asset value, beginning of period                         $7.54              $7.40               $5.83           $5.92###
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.10)            $(0.11)             $(0.07)         $(0.00)+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.37               0.25                1.64           (0.09)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.27              $0.14               $1.57          $(0.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $8.81              $7.54               $7.40           $5.83
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         16.84***            1.89***+           26.93           (1.52)###++
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          1.64               1.60                1.73            1.74+
Expenses after expense reductions##                           1.64               1.60                1.73            1.74+
Net investment loss                                          (1.18)             (1.32)              (1.18)          (1.22)+
Portfolio turnover (%)                                          67                 94                 120             147
Net assets at end of period (000 Omitted)                     $591               $345                $123              $5
--------------------------------------------------------------------------------------------------------------------------

CLASS 529B
                                                                                YEARS ENDED 8/31
                                                           --------------------------------------------------------------
                                                             2005=              2004=                2003          2002**
Net asset value, beginning of period                         $7.23              $7.16               $5.68           $5.76###
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.15)            $(0.15)             $(0.11)         $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.31               0.22                1.59           (0.07)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.16              $0.07               $1.48          $(0.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $8.39              $7.23               $7.16           $5.68
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         16.04***            0.98***+           26.06           (1.39)###++
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.29               2.25                2.36            2.39+
Expenses after expense reductions##                           2.29               2.25                2.36            2.39+
Net investment loss                                          (1.83)             (1.97)              (1.78)          (1.85)+
Portfolio turnover (%)                                          67                 94                 120             147
Net assets at end of period (000 Omitted)                     $158               $129                 $55              $5
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                                YEARS ENDED 8/31
                                                            -------------------------------------------------------------
                                                             2005=              2004=                2003          2002**
Net asset value, beginning of period                         $7.07              $6.99               $5.55           $5.63###
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.14)            $(0.15)             $(0.10)         $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.28               0.23                1.54           (0.07)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.14              $0.08               $1.44          $(0.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $8.21              $7.07               $6.99           $5.55
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         16.12***            1.14***+           25.95           (1.42)###++
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.29               2.26                2.36            2.39+
Expenses after expense reductions##                           2.29               2.26                2.36            2.39+
Net investment loss                                          (1.82)             (1.97)              (1.78)          (1.85)+
Portfolio turnover (%)                                          67                 94                 120             147
Net assets at end of period (000 Omitted)                     $329               $183                 $86              $5
--------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $5.66 and 31.10%, Class R, $7.61 and (0.92)%, Class
    R3, $5.84 and (0.17)%, Class 529A, $5.69 and (0.18)%, Class 529B, and $5.56 and (0.18)%, Class 529C, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
  + The net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $65,116 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, the fund's miscellaneous expenses were reduced by $112,104 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, and wash sales.

The fund paid no distributions for the years ended August 31, 2005 and August 31, 2004.

During the year ended August 31, 2005, accumulated net investment loss decreased by $19,627,862, accumulated net realized loss on investments and foreign currency transactions decreased by $10,747, and paid-in capital decreased by $19,638,609 due to differences between book and tax accounting for foreign currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

          Capital loss carryforward                  $(1,373,936,341)
          Unrealized appreciation (depreciation)         188,474,032
          Other temporary differences                       (100,246)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2011.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $3.0 billion of average daily net assets        0.75%
          Average daily net assets in excess of $3.0 billion    0.70%

The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $73,291 and $553 for the year ended August 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.25%           $31,094        $2,569,379
Class B                          0.75%            0.25%            1.00%          1.00%             4,548         4,284,201
Class C                          0.75%            0.25%            1.00%          1.00%             3,789         1,308,418
Class R                          0.25%            0.25%            0.50%          0.50%                19            47,884
Class R1                         0.50%            0.25%            0.75%          0.75%                92               302
Class R2                         0.25%            0.25%            0.50%          0.50%                61               153
Class R3                         0.25%            0.25%            0.50%          0.50%                25             3,537
Class R4                           N/A            0.25%            0.25%          0.25%                31                54
Class 529A                       0.25%            0.25%            0.50%          0.35%               371             1,788
Class 529B                       0.75%            0.25%            1.00%          1.00%                15             1,509
Class 529C                       0.75%            0.25%            1.00%          1.00%                62             2,560
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $8,219,785

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31,
    2005 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:
                                                              AMOUNT

          Class A                                            $46,661
          Class B                                         $1,257,203
          Class C                                            $12,132
          Class 529B                                             $95
          Class 529C                                             $30

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2005, were as follows:

                                                              AMOUNT

          Class 529A                                          $1,278
          Class 529B                                            $377
          Class 529C                                            $640
          ----------------------------------------------------------
          Total Program Manager Fees                          $2,295

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $1,986,545, which equated to 0.1027% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $1,407,162.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees.
Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0099% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:
                                                                        AMOUNT
                                                   FEE      TOTAL     RETAINED
                                                  RATE     AMOUNT       BY MFS

Class R1                                         0.45%       $181         $139
Class R2                                         0.40%        122           90
Class R3 (formerly Class R2)                     0.25%      1,769          984
Class R4                                         0.15%         32           11
Class R5                                         0.10%         22           19
------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                            $2,126       $1,243

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,893. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $12,788. Both amounts are included in Trustees' compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $9,040, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $398,175, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,269,616,181 and $1,696,694,808, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,885,510,141
          ----------------------------------------------------------
          Gross unrealized appreciation                 $282,262,310
          Gross unrealized depreciation                  (93,788,278)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $188,474,032

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                 29,839,682      $251,746,262      66,091,057      $521,863,634
Shares reacquired                          (69,133,567)     (581,381,502)    (81,105,255)     (644,213,231)
-----------------------------------------------------------------------------------------------------------
Net change                                 (39,293,885)    $(329,635,240)    (15,014,198)    $(122,349,597)

CLASS B SHARES
Shares sold                                  4,152,045       $33,347,197      11,092,159       $84,650,131
Shares reacquired                          (20,074,736)     (161,432,253)    (19,079,979)     (145,779,647)
-----------------------------------------------------------------------------------------------------------
Net change                                 (15,922,691)    $(128,085,056)     (7,987,820)     $(61,129,516)

CLASS C SHARES
Shares sold                                  1,389,504       $10,942,295       3,635,552       $26,761,537
Shares reacquired                           (7,046,155)      (55,422,612)     (8,549,423)      (63,882,026)
-----------------------------------------------------------------------------------------------------------
Net change                                  (5,656,651)     $(44,480,317)     (4,913,871)     $(37,120,489)

CLASS I SHARES
Shares sold                                 12,980,466      $110,670,442      22,568,364      $179,754,382
Shares reacquired                           (3,970,835)      (34,345,081)     (1,814,958)      (14,403,292)
-----------------------------------------------------------------------------------------------------------
Net change                                   9,009,631       $76,325,361      20,753,406      $165,351,090

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                  1,217,399       $10,189,906         819,370        $6,492,434
Shares reacquired                             (441,110)       (3,713,580)       (408,142)       (3,346,275)
-----------------------------------------------------------------------------------------------------------
Net change                                     776,289        $6,476,326         411,228        $3,146,159

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                     24,923          $205,879
Shares reacquired                                   (8)              (72)
-------------------------------------------------------------------------
Net change                                      24,915          $205,807

CLASS R2 SHARES
Shares sold                                     25,813          $215,609
Shares reacquired                                 (745)           (6,277)
-------------------------------------------------------------------------
Net change                                      25,068          $209,332

                                                Year ended 8/31/05              Period ended 8/31/04*
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                    167,878        $1,446,814          55,933          $447,796
Shares reacquired                              (81,354)         (702,767)        (14,328)         (106,604)
-----------------------------------------------------------------------------------------------------------
Net change                                      86,524          $744,047          41,605          $341,192

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                      6,017           $50,000

CLASS R5 SHARES
Shares sold                                      6,017           $50,000

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                     31,203          $265,240          30,618          $242,775
Shares reacquired                               (9,792)          (82,643)         (1,509)          (11,840)
-----------------------------------------------------------------------------------------------------------
Net change                                      21,411          $182,597          29,109          $230,935

CLASS 529B SHARES
Shares sold                                      4,781           $38,386          10,337           $78,249
Shares reacquired                               (3,697)          (29,738)           (290)           (2,127)
-----------------------------------------------------------------------------------------------------------
Net change                                       1,084            $8,648          10,047           $76,122

CLASS 529C SHARES
Shares sold                                     17,453          $139,080          14,060          $104,096
Shares reacquired                               (3,273)          (25,621)           (499)           (3,664)
-----------------------------------------------------------------------------------------------------------
Net change                                      14,180          $113,459          13,561          $100,432

 * For the period from the inception of Class R3 shares, October 31, 2003, through August 31, 2004.
** For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through August 31, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 5%, 9%, and 6%, respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005, was $12,068, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IV and the Shareholders of
MFS Mid Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Mid Cap Growth Fund (one of the series comprising MFS Series Trust IV) (the "Trust"), as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Growth Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust IV, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                NUMBER OF DOLLARS
                                   -------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.             $2,333,467,893.25          $64,806,915.54
------------------------------------------------------------------------------
David H. Gunning                    2,337,909,099.36           60,365,709.43
------------------------------------------------------------------------------
William R. Gutow                    2,335,083,119.48           63,191,689.31
------------------------------------------------------------------------------
Michael Hegarty                     2,337,833,314.82           60,441,493.97
------------------------------------------------------------------------------
J. Atwood Ives                      2,334,582,382.93           63,692,425.86
------------------------------------------------------------------------------
Amy B. Lane                         2,337,005,958.85           61,268,849.94
------------------------------------------------------------------------------
Robert J. Manning                   2,339,726,129.55           58,548,679.24
------------------------------------------------------------------------------
Lawrence T. Perera                  2,335,517,001.12           62,757,807.67
------------------------------------------------------------------------------
Robert C. Pozen                     2,339,358,928.12           58,915,880.67
------------------------------------------------------------------------------
J. Dale Sherratt                    2,334,476,353.98           63,798,454.81
------------------------------------------------------------------------------
Laurie J. Thomsen                   2,337,091,443.46           61,183,365.33
------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIANS
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA                      225 Franklin Street, Boston, MA 02110
02116-3741
                                                     JP Morgan Chase Bank
DISTRIBUTOR                                          One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                          New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                           INDEPENDENT REGISTERED PUBLIC
                                                     ACCOUNTING FIRM
PORTFOLIO MANAGERS                                   Deloitte & Touche LLP
Eric Fischman                                        200 Berkeley Street, Boston, MA 02116
David E. Sette-Ducati

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 98th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 36th percentile for the one-year period and the 69th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the replacement of the Fund's portfolio manager in 2002 with a team of two portfolio managers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $3 billion. Taking into account fee waivers or reductions or expense limitations, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            OTC-ANN-10/05 166M

MFS(R) MUNICIPAL BOND FUND                                              8/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               4
---------------------------------------------------
EXPENSE TABLE                                     6
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          8
---------------------------------------------------
FINANCIAL STATEMENTS                             24
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           37
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   38
---------------------------------------------------
TRUSTEES AND OFFICERS                            39
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    44
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            48
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   48
---------------------------------------------------
FEDERAL TAX INFORMATION                          48
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.2%
              Cash & Other Net Assets                     0.8%

              TOP 5 BOND INDUSTRIES*

              Municipal-owned utilities                  18.2%
              ------------------------------------------------
              Health/Hospitals                           14.9%
              ------------------------------------------------
              General Obligations -
              General Purpose                            12.4%
              ------------------------------------------------
              State & Local Appropriations                9.2%
              ------------------------------------------------
              General Obligations - Schools               9.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        55.2%
              ------------------------------------------------
              AA                                          9.9%
              ------------------------------------------------
              A                                          23.7%
              ------------------------------------------------
              BBB                                        11.0%
              ------------------------------------------------
              BB                                          0.1%
              ------------------------------------------------
              B                                           0.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             5.8
              ------------------------------------------------
              Average Life***                        13.7 yrs.
              ------------------------------------------------
              Average Maturity***                    15.0 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 8/31/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 8/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Municipal Bond Fund provided a total return of 4.58%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index returned 5.31%.

DETRACTORS FROM PERFORMANCE

The fund's yield curve positioning detracted from relative results in comparison to the Lehman Brothers Municipal Bond Index. Underweighting both the Credit Enhanced and Tobacco sectors hurt performance as both areas performed well. Elsewhere, our positioning in poor performing Lease Revenue and Pre-refunded bonds impacted results.

CONTRIBUTORS TO PERFORMANCE

Over the period the fund benefited from positive sector allocation. Our overweight positions in healthcare, and underweight in General Obligation bonds added to relative performance. Our overweighting position in securities rated "BBB" and "A" benefited the portfolio, however, some of that was offset by negative security selection.

Respectfully,

Geoffrey L. Schechter
Portfolio Manager

Note to Shareholders: Effective May 1, 2005, Michael L. Dawson was no longer a manager of the portfolio.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended August 31, 2005.)

                          MFS Municipal        Lehman Brothers
                          Bond Fund --            Municipal
                             Class A             Bond Index
              8/95           $ 9,525              $10,000
              8/96             9,970               10,524
              8/97            10,742               11,497
              8/98            11,578               12,491
              8/99            11,453               12,553
              8/00            12,199               13,404
              8/01            13,442               14,770
              8/02            14,272               15,693
              8/03            14,671               16,184
              8/04            15,654               17,335
              8/05            16,371               18,255

TOTAL RETURNS THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       10-yr
---------------------------------------------------------------------------
        A                12/16/76               4.58%      6.06%      5.57%
---------------------------------------------------------------------------
        B                 9/07/93               3.80%      5.23%      4.71%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
---------------------------------------------------------------------------
Average general municipal debt fund+            4.73%      5.50%      5.29%
---------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index#           5.31%      6.37%      6.20%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -0.38%      5.03%      5.05%
---------------------------------------------------------------------------
        B                                      -0.18%      4.90%      4.71%
---------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index is a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
--------------------------------------------------------------------------------
           Actual            0.50%    $1,000.00       $1,023.40        $ 2.55
    A      ---------------------------------------------------------------------
           Hypothetical*     0.50%    $1,000.00       $1,022.68        $ 2.55
--------------------------------------------------------------------------------
           Actual            1.29%    $1,000.00       $1,019.50        $ 6.57
    B     ----------------------------------------------------------------------
           Hypothetical*     1.29%    $1,000.00       $1,018.70        $ 6.56
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.2%
---------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien
Passenger Facility D), AMBAC, 5.5%, 2019                          $  1,845,000       $    2,012,563
Chicago, IL, O'Hare International Airport Rev. (3rd Lien
Passenger Facility B), FSA, 5.75%, 2022                              1,125,000            1,264,781
Chicago, IL, O'Hare International Airport Rev., RITES, FSA,
8.244%, 2022+(+)                                                     2,500,000            3,121,250
Chicago, IL, O'Hare International Airport Rev., RITES, XLCA,
8.744%, 2029+(+)                                                     3,000,000            3,787,320
Denver, CO, City & County Airport Rev., RITES, AMBAC,
9.2%, 2017+(+)                                                       2,500,000            3,078,350
Massachusetts Port Authority Rev., 6.125%, 2010(++)                  1,500,000            1,689,330
Massachusetts Port Authority Rev., ETM, 13%, 2013(++)                2,955,000            4,189,038
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-
Niagara International Airport), MBIA, 5.875%, 2013                   1,485,000            1,625,941
Port of Seattle, WA, Rev. "A", FGIC, 5.5%, 2006(++)                  4,000,000            4,144,400
                                                                                     --------------
                                                                                     $   24,912,973
                                                                                     --------------
General Obligations - General Purpose - 12.3%
---------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage,
5.75%, 2011(++)                                                   $  2,750,000       $    3,117,565
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
0% to 2006, 5.7% to 2025                                             2,355,000            2,565,396
Chicago, IL, FGIC, 6.125%, 2010(++)                                  3,785,000            4,311,758
Chicago, IL, RITES, AMBAC, 7.824%, 2018+(+)                          5,900,000            7,845,584
Commonwealth of Massachusetts, ETM, 6.5%, 2008(++)                   6,300,000            6,851,943
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009(++)               7,000,000            7,691,390
Commonwealth of Massachusetts, ROLs, 8.149%, 2011(++),+(+)           2,870,000            3,488,313
Commonwealth of Puerto Rico, ROLs, XLCA, 8.333%, 2017+(+)            1,150,000            1,533,732
Cranston, RI, FGIC, 6.375%, 2009(++)                                   830,000              942,274
Delaware County, OH, 6.25%, 2010(++)                                 1,000,000            1,153,850
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017        6,000,000            6,309,240
Houston County, AL, AMBAC, 6.25%, 2009(++)                           3,315,000            3,769,056
Interlocken Metropolitan District, CO, Improvement, "C", XLCA,
0%, 2027                                                             1,860,000              539,939
New York City, NY, "J", 5%, 2030                                     1,180,000            1,243,779
New York City, NY, "B", 7.5%, 2007                                     955,000              959,517
New York City, NY, FGIC, 5.75%, 2006(++)                             9,500,000            9,758,210
New York City, NY, FGIC, 5.75%, 2006(++)                             8,935,000            9,177,853
New York City, NY, FGIC, 5.75%, 2007(++)                             8,500,000            9,084,375
New York City, NY, FGIC, 5.75%, 2015                                 2,150,000            2,208,437
New York City, NY, Urban Development Corp., 5.5%, 2016              14,690,000           15,279,657
Pittsfield, MA, MBIA, 5.5%, 2017                                       100,000              112,311
San Antonio, TX, 5%, 2020                                            2,990,000            3,126,703
Schaumburg, IL, "B", FGIC, 5.25%, 2034                               2,000,000            2,167,240
Southlake, TX, AMBAC, 0%, 2009(++)                                   1,835,000              918,528
Southlake, TX, AMBAC, 0%, 2009(++)                                   3,150,000            1,286,051
State of California, 5.5%, 2013                                      5,000,000            5,635,000
State of California, 5.1%, 2034                                      5,000,000            5,176,400
State of California, RITES, 7.756%, 2012+(+)                         5,825,000            6,950,740
State of California, RITES, XLCA, 8.301%, 2017+(+)                   6,875,000            8,530,088
State of Illinois, MBIA, 5.5%, 2025                                    390,000              419,933
State of Washington, 6.75%, 2010                                     3,880,000            4,429,330
State of Washington, 6%, 2012                                        4,360,000            5,014,436
                                                                                     --------------
                                                                                     $  141,598,628
---------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.9%
---------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                       $  1,000,000       $    1,097,950
District of Columbia, MBIA, 6.5%, 2010                               3,095,000            3,525,762
District of Columbia, MBIA, ETM, 6.5%, 2010(++)                      2,905,000            3,325,760
Massachusetts Bay Transportation Authority, General
Transportation Systems, "A", XLCA, 7%, 2021                         10,185,000           13,149,548
Massachusetts Bay Transportation Authority, Transportation
Systems, "C", XLCA, 6.1%, 2013                                      10,200,000           11,947,872
                                                                                     --------------
                                                                                     $   33,046,892
---------------------------------------------------------------------------------------------------
General Obligations - Schools - 9.1%
---------------------------------------------------------------------------------------------------
Massachusetts State School Building Authority, Sales Tax Rev.,
"A", FSA, 5%, 2026                                                $  5,000,000       $    5,381,200
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                   3,000,000            3,192,360
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                   5,160,000            5,654,999
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                  20,295,000           23,713,084
Chicago, IL, Board of Education, RITES, FGIC, 7.29%, 2019+(+)        5,000,000            6,510,900
Clark County, NV, School District, "A", MBIA, 7%, 2010               4,000,000            4,636,120
Ferris, TX, Independent School District, PSF, 5.5%, 2034             2,360,000            2,586,135
Florida Board of Education, Capital Outlay, 9.125%, 2014             1,735,000            2,230,950
Florida Board of Education, Capital Outlay, ETM,
9.125%, 2014 (++)                                                      265,000              355,201
Forsyth County, GA, School District, 6%, 2010(++)                      865,000              979,128
Gilroy, CA, Unified School District, FGIC, 5%, 2027                  1,000,000            1,066,450
Grand Blanc, MI, Community Schools (School Building & Site),
FSA, 5%, 2028                                                        1,000,000            1,065,700
Highland Park, TX, Independent School District, 5.125%, 2009(++)     2,525,000            2,696,599
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(++)               1,245,000            1,435,560
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(++)                 1,345,000            1,559,016
Knox County, KY, XLCA, 5.625%, 2035                                  1,150,000            1,290,220
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                          1,765,000              571,807
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2027                                          1,570,000              476,699
Lane County, OR, School District, 6.25%, 2010(++)                    1,150,000            1,299,753
Lane County, OR, School District, 6.25%, 2010(++)                    1,000,000            1,130,220
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026                           3,280,000            1,126,024
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031                           3,320,000              842,350
Leander, TX, Independent School District, PSF, 0%, 2018              4,885,000            2,418,905
Lewisville, TX, Independent School District, PSF, 5%, 2018           8,500,000            8,968,690
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027               785,000              943,327
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028               785,000              942,542
Marshall, MI, Public School District, 5.5%, 2016                       500,000              548,440
Rancho Santiago, CA, Community College District, Election of
2002, MBIA, 5%, 2013(++)                                             2,200,000            2,455,772
Rockwall, TX, Independent School District, PSF, 0%, 2014             2,000,000            1,321,860
San Marcos, TX, Independent School District, PSF, 5.625%, 2025       2,000,000            2,271,820
San Marcos, TX, Independent School District, PSF, 5.625%, 2026       2,000,000            2,266,980
San Rafael, CA, Elementary School District, Election of 1999,
MBIA, 5%, 2028                                                       2,500,000            2,644,775
Snohomish County, WA, School District 6, 6%, 2010(++)                1,690,000            1,911,153
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028         1,900,000            2,060,189
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031         2,000,000            2,165,640
Wylie, TX, Independent School District, PSF, 5.25%, 2029             3,955,000            4,254,473
                                                                                     --------------
                                                                                     $  104,975,041
---------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.7%
---------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA,
5.25%, 2025                                                       $  1,000,000       $    1,081,440
Baxter County, AR, Hospital Rev., 5.375%, 2014                       1,000,000            1,050,190
Baxter County, AR, Hospital Rev., 5.6%, 2021                         1,750,000            1,836,433
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2026                                        1,250,000            1,432,900
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028           2,440,000            2,475,282
District of Columbia, Hospital Rev. (Medlantic Healthcare),
MBIA, ETM, 5.25%, 2007(++)                                           6,750,000            7,025,805
Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2018                                         1,000,000            1,048,190
Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2020                                         4,345,000            4,479,391
Florence County, SC, Hospital Rev. (McLeod Regional Medical
Center), "A", FSA, 5.25%, 2034                                       5,000,000            5,383,450
Gainsville & Hall County, GA, Hospital Authority Rev. (Northeast
Georgia Health System, Inc.), 5.5%, 2031                             1,555,000            1,631,413
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                          1,500,000            1,595,745
Harris County, TX, Health Facilities Development Corp. "A"
(Texas Children's Hospital), 5.375%, 2015                            4,300,000            4,553,141
Harris County, TX, Health Facilities Development Corp. Hospital
Rev. (Memorial Herman Healthcare), 6.375%, 2029                      2,000,000            2,235,300
Highlands County, FL, Health Facilities Authority Rev
(Adventist/Sunbelt Hospital), 6%, 2031                               1,000,000            1,098,590
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026             2,595,000            2,757,006
Illinois Development Finance Authority Rev. "A" (Provena
Health), MBIA, 5.25%, 2012                                           1,600,000            1,688,352
Illinois Educational Facilities Authority Rev. (Centegra Health
Systems), 5.25%, 2024                                                5,500,000            5,596,360
Illinois Health Facilities Authority Rev. (Advocate Health Care
Network), 6.375%, 2010(++)                                           1,800,000            2,070,342
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                                 6,500,000            7,075,900
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                               2,650,000            2,815,466
Illinois Health Facilities Authority Rev. (Passavant Memorial
Area Hospital Associates), 6%, 2024                                  1,165,000            1,280,452
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2022                                                1,975,000            2,080,445
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                          2,400,000            2,519,472
Illinois Health Facilities Authority Rev., "A", (Advocate
Health) MBIA, 5.7%, 2007(++)                                         2,345,000            2,571,363
Illinois Health Facilities Authority Rev., "A", (Advocate
Health) MBIA, 5.7%, 2011                                               660,000              701,026
Indiana Health Facilities Financing Authority Hospital Rev
(Deaconess Hospital) "A", AMBAC, 5.375%, 2034                        2,075,000            2,250,607
Iowa Finance Authority, Health Care Facilities Rev. (Genesis
Medical Center), 6.125%, 2016                                        2,195,000            2,375,473
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.5%, 2020                           4,750,000            5,277,915
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019                                                         2,610,000            2,767,748
Marshall County, AL, Health Care "A", 5.75%, 2015                    1,000,000            1,094,040
Martin County, FL, Health Facilities (Martin Memorial Medical
Center) "B", 5.875%, 2032                                            2,200,000            2,362,030
Maryland Health & Higher Educational Facilities Authority Rev
(Medstar Health), 5.5%, 2033                                         1,115,000            1,171,999
Maryland Health & Higher Educational Facilities Authority Rev
(University of Maryland Medical System), 6.75%, 2030                 1,000,000            1,140,870
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 5.7%, 2015                                        2,500,000            2,596,475
Massachusetts Health & Educational Facilities Authority Rev
(Partners Healthcare Systems), 5.75%, 2021                           1,500,000            1,675,035
Michigan Hospital Finance Authority Rev. "A" (Crittenton),
5.625%, 2027                                                         1,000,000            1,071,330
Michigan Hospital Finance Authority Rev. (Mercy Mount Clement),
MBIA, 5.75%, 2017                                                    2,900,000            3,172,716
Michigan Hospital Finance Authority Rev. (Sisters of Mercy
Health System), MBIA, ETM, 5.375%, 2014(++)                            515,000              545,194
Monroe County, PA, Hospital Authority Rev. (Pocono Medical
Center), 6%, 2043                                                      750,000              807,345
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2022           4,620,000            4,350,053
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2024           6,910,000            6,449,103
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                              1,335,000            1,416,635
New Hampshire Health & Education Facilities Rev. (Exeter
Hospital), 6%, 2016                                                  1,000,000            1,100,470
North Central, TX, Health Facilities Development Corp. Rev
(Texas Health Resources System), MBIA, 5%, 2017                      5,000,000            5,221,400
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                         4,000,000            4,395,960
Orange County, FL, Health Facilities Authority Hospital Rev
(Adventist Health Systems), 5.625%, 2032                             1,490,000            1,611,316
Orange County, FL, Health Facilities Authority Hospital Rev
(Orlando Regional Healthcare), 5.75%, 2032                           2,230,000            2,431,993
Palm Beach County, FL, Health Facilities Rev. (Boca Raton
Hospital), 5.5%, 2021                                                1,500,000            1,600,455
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker
Memorial), FHA, 8.7%, 2023                                           1,550,000            1,818,119
Pennsylvania Higher Educational Facilities Rev. (Allegheny
Delaware Valley), MBIA, 5.3%, 2006                                   1,975,000            2,028,404
Pennsylvania Higher Educational Facilities Rev. (Allegheny
Delaware Valley), MBIA, 5.875%, 2016                                 5,000,000            5,253,600
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2021                   2,000,000            2,272,400
Richland County, OH, Hospital Facilities Rev. (Medcentral Health
Systems), 6.375%, 2022                                               1,000,000            1,077,920
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7%, 2016                                             770,000              776,453
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012(++)               1,255,000            1,485,431
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012(++)                 745,000              881,789
South Carolina Jobs & Economic Development Authority (Bon
Secours Health Systems, Inc.), "A", 5.625%, 2030                     2,055,000            2,164,593
South Carolina Medical University, Hospital Facilities Rev, "A",
MBIA, 5%, 2031                                                         970,000            1,018,471
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020     1,200,000            1,346,508
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                             2,000,000            2,160,520
Tarrant County, TX, Health Facilities Development Corp. (Texas
Health Resources), MBIA, 5.25%, 2018                                 8,605,000            9,104,090
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026                                                1,250,000            1,357,075
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2019                                                 1,595,000            1,811,872
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                 2,465,000            2,792,894
Wisconsin Health & Educational Facilities Authority Rev
(Agnesian Healthcare, Inc.), 6%, 2017                                  520,000              565,328
Wisconsin Health & Educational Facilities Authority Rev
(Agnesian Healthcare, Inc.), 6%, 2021                                  650,000              698,009
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 6.875%, 2030                                     2,000,000            2,339,560
Wisconsin Health & Educational Facilities Authority Rev
(Wheaton Franciscan Services), 5.75%, 2025                           3,000,000            3,238,860
                                                                                     --------------
                                                                                     $  169,161,512
---------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.2%
---------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev.
(Buckner Retirement Facility), 5.25%, 2019                        $  2,500,000       $    2,571,425
---------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.3%
---------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.),
5.7%, 2033                                                        $  3,500,000       $    3,839,605
---------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.4%
---------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "B", 5%, 2027             $    920,000       $      922,217
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Mangement, Inc.), "A-2", 5.4%, 2025               785,000              815,748
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                        1,730,000            1,871,601
Nevada Department of Business Rev. (Republic Services, Inc.),
5.625%, 2026                                                         1,500,000            1,640,775
                                                                                     --------------
                                                                                     $    5,250,341
---------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
---------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific
Corp.), 5.35%, 2010                                               $    670,000       $      684,914
Massachusetts Development Finance Agency, Resource Recovery Rev
(Flour Corp.), 5.625%, 2019                                          8,650,000            9,185,522
Shelby County, TN (FedEx Corp.), 5.05%, 2012                         1,400,000            1,511,832
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
Corp.), 5.7%, 2026                                                   3,640,000            3,811,298
                                                                                     --------------
                                                                                     $   15,193,566
---------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.5%
---------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012(++)                                                   $  1,500,000       $    1,749,120
Georgetown County, SC, Environmental Improvement (International
Paper Co.), 5.7%, 2014                                               1,400,000            1,531,852
Jay, ME, Solid Waste Disposal Rev. "A" (International Paper
Co.), 5.125%, 2018                                                   1,500,000            1,542,795
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                                1,250,000            1,375,200
                                                                                     --------------
                                                                                     $    6,198,967
---------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
---------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032  $  5,835,000       $    1,394,448
---------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.0%
---------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##    $  2,675,000       $    2,677,782
Kentucky Property & Buildings Commission Rev., 5.85%, 2010(++)       4,000,000            4,442,360
Kentucky Property & Buildings Commission Rev., 5.9%, 2010(++)        4,500,000            5,006,835
                                                                                     --------------
                                                                                     $   12,126,977
---------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.7%
---------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev
(Andrews Place II Apartments), FSA, 5%, 2035                      $    545,000       $      546,221
Bay County, FL, Housing Finance Authority, Mulit-family Rev
(Andrews Place II Apartments), FSA, 5.1%, 2046                         995,000              999,448
California Statewide Communities Development Authority Rev
(Irvine Apartments), 5.25%, 2025                                     3,500,000            3,652,005
Newark, NJ, Housing Authority Port Authority Rev. (Newark Marine
Terminal), MBIA, 5.5%, 2028                                            785,000              875,817
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031            1,755,000            1,855,684
                                                                                     --------------
                                                                                     $    7,929,175
---------------------------------------------------------------------------------------------------
Parking - 0.1%
---------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                     $    375,000       $      231,379
Rail Connections, Inc., MA Rev., 0%, 2009(++)                          450,000              259,794
Rail Connections, Inc., MA Rev., 0%, 2009(++)                          975,000              526,334
                                                                                     --------------
                                                                                     $    1,017,507
---------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 2.2%
---------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                 $  8,965,000       $    7,806,274
Illinois Sales Tax Rev., 6.5%, 2022                                  5,000,000            6,218,300
Metropolitan Atlanta, GA, Rapid Transit Authority Rev.,
6.25%, 2018                                                          4,580,000            5,440,582
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042                                                          2,340,000            2,506,795
Metropolitan Pier & Expo, IL, McCormick Place, MBIA, 0%, 2032        4,000,000            1,183,640
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B,
5%, 2020                                                             2,165,000            2,224,148
                                                                                     --------------
                                                                                     $   25,379,739
---------------------------------------------------------------------------------------------------
Single Family Housing - Local - 2.2%
---------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev. "A", GNMA, 6.05%, 2032                              $  2,000,000       $    2,153,680
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                            590,000              607,853
California Rural Home Mortgage Finance Authority Rev., GNMA,
7.3%, 2031                                                              90,000               90,843
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033          710,000              741,652
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030        60,000               60,029
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032          110,000              114,541
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031              120,000              120,744
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                            390,000              406,169
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                           510,000              534,980
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5%, 2026                                                             240,000              248,410
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                            675,000              721,845
Lee County, FL, Housing Finance Authority Rev., "A", GNMA,
7%, 2031                                                               140,000              142,801
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030            1,810,000            1,893,513
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 6.5%, 2023                        185,000              193,813
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 5.3%, 2028                      1,215,000            1,245,691
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 5.4%, 2029                        430,000              447,015
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA,
6.2%, 2034                                                             605,000              626,762
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028               5,000                5,049
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                      600,000              623,136
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                 490,000              511,834
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.8% to 2036                                              2,320,000            2,552,000
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                              590,000              604,650
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                1,695,000            1,856,856
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8% to 2027                                            1,155,000            1,250,045
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7% to 2036                                            2,390,000            2,608,781
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B", GNMA, 5.45%, 2027                                               1,370,000            1,462,776
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                             1,370,000            1,432,225
Sedgwick & Shawnee Counties, KS, Single Family Rev., "A-6",
GNMA, 5.65%, 2036                                                    1,725,000            1,873,971
                                                                                     --------------
                                                                                     $   25,131,664
---------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.4%
---------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program,
"B", GNMA, 4.45%, 2034                                            $  1,440,000       $    1,451,765
California Housing Finance Agency Rev., Home Mortgage, FSA,
0%, 2019                                                            13,980,000            6,294,635
California Housing Finance Agency Rev., Home Mortgage, MBIA,
0%, 2028                                                             1,900,000              595,099
Colorado Housing & Finance Authority Rev., 6.05%, 2016                 390,000              395,437
Colorado Housing & Finance Authority Rev., 7.45%, 2016                 170,000              174,527
Colorado Housing & Finance Authority Rev., 6.8%, 2030                  365,000              382,144
Colorado Housing & Finance Authority Rev., 7.25%, 2031                 385,000              390,070
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027           110,000              110,163
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014           34,000               34,320
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025          154,000              158,389
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021            215,000              221,214
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023           725,000              755,943
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                             650,000              681,330
Colorado Housing & Finance Authority Rev., Single Family
Program, "C-2", 8.4%, 2021                                             165,000              173,803
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                               565,000              594,380
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                       815,000              834,519
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.375%, 2033                                                   1,245,000            1,307,960
Minnesota Housing Finance Agency Rev., Residential Housing
Finance "B", 4.8%, 2023                                              1,265,000            1,283,886
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA,
6.1%, 2034                                                           3,395,000            3,662,866
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA,
7.55%, 2027                                                            296,000              300,777
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030             1,015,000            1,058,533
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031                   165,000              171,547
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                   345,000              356,499
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                   435,000              454,236
New Hampshire Housing Finance Authority Rev., 6.85%, 2030              970,000              990,273
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                           430,000              438,660
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031          385,000              389,562
New Mexico Mortgage Finance Authority Rev., 6.8%, 2031                 775,000              816,098
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA,
6.35%, 2033                                                            655,000              694,582
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030           310,000              321,293
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032        1,470,000            1,549,718
North Dakota Housing Finance Agency Rev., Housing Finance, "A",
5%, 2033                                                             1,495,000            1,510,892
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage
Backed, "C", GNMA, 5.9%, 2035                                        1,565,000            1,679,855
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                       255,000              258,422
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                     5,495,000            5,871,408
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                2,320,000            2,377,397
Washington Housing Finance Commission Rev., Single Family
Housing, GNMA, 5%, 2023                                                665,000              681,259
                                                                                     --------------
                                                                                     $   39,423,461
---------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%
---------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007     $    500,000       $      505,090
Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), "A",
6.2%, 2019                                                           1,250,000            1,301,013
Massachusetts Development Finance Agency Rev. (Ogden Haverhill
Associates), 6.7%, 2014                                              2,400,000            2,566,824
                                                                                     --------------
                                                                                     $    4,372,927
---------------------------------------------------------------------------------------------------
State & Agency - Other - 0.9%
---------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013  $  5,000,000       $    5,581,050
Orange County, CA, California Recovery Certificates, MBIA,
6%, 2026                                                             5,000,000            5,231,700
                                                                                     --------------
                                                                                     $   10,812,750
---------------------------------------------------------------------------------------------------
State & Local Agencies - 9.1%
---------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015            $  1,610,000       $    1,794,248
Alabama Building Renovation Authority, AMBAC, 6%, 2016               1,705,000            1,900,120
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
8.572%, 2018(+)                                                     16,250,000           20,983,625
Fayette County, GA (Criminal Justice Center), 6.25%, 2010(++)        1,000,000            1,142,550
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A", FSA, 0% to 2010, 4.55% to 2022                 3,415,000            2,841,826
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A-1", AMBAC, 0% to 2010, 4.6% to 2023                995,000              822,338
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010(++)                     4,000,000            4,392,240
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2013(++)                       3,925,000            4,444,238
Houston, TX, COP, 6.3%, 2020                                         5,000,000            5,431,150
New York Dormitory Authority Rev. "B", 6%, 2007                      1,495,000            1,555,847
New York Dormitory Authority Rev., Mental Health Services
Facilities, 5.75%, 2007(++)                                             10,000               10,600
New York Dormitory Authority Rev., Mental Health Services
Facilities, ETM, 6%, 2007(++)                                            5,000                5,222
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A",
MBIA, 5.5%, 2035                                                     7,000,000            7,906,710
Pennsylvania Convention Center Authority Rev., FGIC, ETM,
6.7%, 2016(++)                                                      26,195,000           31,418,021
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017              5,000,000            5,255,000
San Bernardino, CA, Joint Powers Financing Authority Lease Rev
(California Department of Transportation), 5.5%, 2014               10,000,000           10,263,300
State of New York Dormitory Authority Rev., Supported Debt
(Mental Health), "A", 5.75%, 2007(++)                                1,385,000            1,468,100
State of New York Dormitory Authority Rev., Supported Debt
(Mental Health), "A", 5.75%, 2010                                      605,000              637,319
West Valley City, UT, Municipal Building Lease Rev. "A", AMBAC,
5.5%, 2027                                                           2,000,000            2,202,120
                                                                                     --------------
                                                                                     $  104,474,574
---------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
---------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016       $  2,500,000       $    2,698,875
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017         2,800,000            3,022,432
                                                                                     --------------
                                                                                     $    5,721,307
---------------------------------------------------------------------------------------------------
Tax - Other - 0.9%
---------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011    $  3,640,000       $    4,073,269
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                             910,000              966,893
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                          1,640,000            1,766,592
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                             730,000              770,632
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                          1,095,000            1,175,439
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022        2,000,000            2,115,380
                                                                                     --------------
                                                                                     $   10,868,205
---------------------------------------------------------------------------------------------------
Tobacco - 1.4%
---------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027      $  2,125,000       $    2,280,061
Childrens Trust Fund, Puerto Rico, Tobacco Settlement, "A",
0%, 2050                                                            10,000,000              640,800
District of Columbia, Tobacco Settlement, 6.25%, 2024                1,005,000            1,084,717
Golden State, CA, Tobacco Securitization Corp., Asset Backed
"A-1", 6.25%, 2033                                                   2,800,000            3,119,228
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2025                                        3,000,000            3,078,000
Louisiana Tobacco Settlement Authority, 5.5%, 2030                   1,235,000            1,289,525
New Jersey Tobacco Settlement Authority, 5.75%, 2032                 2,345,000            2,455,051
South Carolina Tobacco Settlement Authority, 6.375%, 2028            1,500,000            1,608,840
Washington Tobacco Settlement Authority, 6.5%, 2026                    155,000              171,969
                                                                                     --------------
                                                                                     $   15,728,191
---------------------------------------------------------------------------------------------------
Toll Roads - 1.7%
---------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B",
MBIA, 0%, 2010(++)                                                $  5,000,000       $    2,742,550
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024             3,860,000            3,966,768
New Jersey Turnpike Authority Rev., RITES, MBIA,
7.586%, 2020+(+)                                                     5,000,000            5,895,800
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2018                                    1,250,000              670,900
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2019                                    2,000,000            1,004,500
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "C", FSA, 0% to 2011, 5.35% to 2016                     1,000,000              860,060
Texas Turnpike Authority, Dallas Thruway Rev. (President George
Bush Highway), AMBAC, 5%, 2006(++)                                   2,885,000            2,963,097
Texas Turnpike Authority, Dallas Thruway Rev. (President George
Bush Highway), AMBAC, 5%, 2016                                       1,615,000            1,657,281
                                                                                     --------------
                                                                                     $   19,760,956
---------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.4%
---------------------------------------------------------------------------------------------------
Jacksonville, FL, Transpotation Authority, ETM, 9.2%, 2015(++)    $  2,000,000       $    2,705,360
Metropolitan, NY, Transportation Authority Rev. "A", FSA,
5%, 2030                                                             2,750,000            2,899,133
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030     5,000,000            5,259,000
Metropolitan, NY, Transportation Authority Rev., ETM,
5.75%, 2013(++)                                                      5,600,000            6,252,848
New Jersey Economic Development Authority Rev., Transportation
Project Sublease "A", FSA, 6%, 2009(++)                              1,325,000            1,457,633
New Jersey Transportation Trust Fund Authority Rev., ROLs, FSA,
8.403%, 2011+(+)                                                     7,500,000            9,283,650
New Jersey Transportation Trust Fund Authority Rev.,
Transportation Systems "B", 5.25%, 2007(++)                          8,500,000            9,007,365
New York Thruway Authority Service Contract Rev., 5.25%, 2013        2,420,000            2,549,010
                                                                                     --------------
                                                                                     $   39,413,999
---------------------------------------------------------------------------------------------------
Universities - Colleges - 4.9%
---------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities
Rev., "B", XLCA, 5.125%, 2034                                     $  2,400,000       $    2,565,432
District of Columbia Rev. (Gonzaga College High School), FSA,
5.25%, 2032                                                          3,500,000            3,737,825
Illinois Finance Authority Rev. (University of Chicago), "A",
5%, 2034                                                               785,000              833,223
Los Angeles, CA, Community College "B", FSA, 5%, 2027                5,000,000            5,332,250
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                          4,975,000            6,218,651
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), 6.625%, 2010(++)                                 350,000              401,951
Massachusetts Health & Educational Facilities Authority Rev.,
RITES (Harvard University), 9.291%, 2020+(+)                         8,410,000           13,009,261
Ohio State University, 6%, 2009(++)                                    500,000              560,875
State of Oregon, Facilities Authority Rev. (Linfield College),
"A", 5%, 2030                                                          605,000              625,788
State of Rhode Island, Health & Educational Building Corp.,
(Rhode Island School of Design), "D", XLCA, 5.5%, 2035               9,140,000           10,147,411
Texas A&M University, Permanent University Fund, "A", 0%, 2007       6,695,000            6,304,548
University of Akron, OH, General Receipts, FGIC, 6%, 2010(++)        1,000,000            1,123,370
University of Arkansas, University Rev. (UAMS Campus), "B",
MBIA, 5%, 2034                                                         810,000              860,042
University of Hawaii, University Systems Rev. "A", FGIC,
5.5%, 2029                                                           3,500,000            3,853,955
University of New Mexico, MBIA, 5.75%, 2010(++)                        500,000              556,055
                                                                                     --------------
                                                                                     $   56,130,637
---------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
---------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer
Housing Corp.), "A", 6%, 2021                                     $  1,000,000       $    1,078,550
---------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.7%
---------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson
School), 5.5%, 2020                                               $  6,000,000       $    6,374,520
Maine Finance Authority (Waynflete School), 6.5%, 2024               1,500,000            1,640,220
                                                                                     --------------
                                                                                     $    8,014,740
---------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.4%
---------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                              $  4,880,000       $    4,967,108
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utility Corp.), "A", FGIC, 4.7%, 2029     1,180,000            1,198,963
Michigan Strategic Fund, Limited Obligation Rev. (Detroit
Edison), MBIA, 7%, 2008                                              3,000,000            3,315,780
New Hampshire Industrial Development Authority, Pollution
Control Rev. (CT Light and Power), 5.9%, 2016                        3,500,000            3,586,625
New Hampshire Industrial Development Authority, Pollution
Control Rev. (CT Light and Power), 5.9%, 2018                        1,000,000            1,064,560
Sabine River Authority, TX, Pollution (TXU Electric Co.),
5.75%, 2030                                                          1,500,000            1,609,290
                                                                                     --------------
                                                                                     $   15,742,326
---------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 18.0%
---------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012              $  2,500,000       $    3,008,950
California State Department Water Resources Power Supply Rev
"A", 5.75%, 2017                                                     2,750,000            3,095,978
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2014(++)                                                         145,000              175,857
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2017                                                           8,000,000            9,775,280
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM,
6.5%, 2017(++)                                                         365,000              442,712
Hawaii State Department Budget & Finance Rev., "B" (Electric Co.
& Subsidiary), XLCA, 5%, 2022                                        4,000,000            4,202,880
Intermountain Power Agency, UT, "A", 6.15%, 2014                    16,380,000           17,121,686
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2007(++)             9,000,000            9,939,690
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014(++)           28,220,000           30,480,704
Intermountain Power Agency, UT, "B", MBIA, 6%, 2016                 10,000,000           10,437,400
Mercer County, ND, Pollution Control Rev. (Antelope Valley
Station), AMBAC, 7.2%, 2013                                          4,000,000            4,772,000
North Carolina Eastern Municipal Power "A", MBIA, 5.7%, 2013         7,000,000            7,366,660
North Carolina Eastern Municipal Power "A", MBIA, 5.625%, 2014       7,735,000            8,132,734
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018         9,250,000           11,594,598
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                         1,500,000            1,676,625
North Carolina Municipal Power Agency, Catawba Electric Rev.,
ROLs, MBIA, 7.886%, 2019+(+)                                         3,500,000            4,133,500
Northern California Transmission Agency, MBIA, 7%, 2013              4,000,000            4,816,160
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021              4,150,000            5,244,438
Puerto Rico Electric Power Authority, RITES, FSA,
7.321%, 2015+(+)                                                     2,500,000            2,784,150
Puerto Rico Electric Power Authority, RITES, FSA,
7.321%, 2016+(+)                                                     3,000,000            3,340,980
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037      8,500,000            8,931,885
Southern California Public Power Authority Rev. (Magnolia
Power), AMBAC, 5%, 2036                                              4,200,000            4,456,242
Washington Public Power Supply System Rev. (Nuclear Project #1),
FSA, 5.125%, 2014                                                    8,000,000            8,410,560
Washington Public Power Supply System Rev. (Nuclear Project #1),
MBIA, 5.75%, 2010                                                   13,100,000           13,641,161
Washington Public Power Supply System Rev. (Nuclear Project #1),
MBIA, 5.75%, 2011                                                    7,500,000            7,809,825
Washington Public Power Supply System Rev. (Nuclear Project #2),
MBIA, 5.7%, 2012                                                    15,000,000           15,613,650
Washington Public Power Supply System Rev. (Nuclear Project #3),
7.125%, 2016                                                         5,145,000            6,618,888
                                                                                     --------------
                                                                                     $  208,025,193
---------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 0.9%
---------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                 $  1,570,000       $    1,709,275
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010(++)                                                      1,000,000            1,137,780
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010(++)                                                      1,055,000            1,200,358
Narragansett, RI, Bay Commission Wastewater Systems Rev., "A",
MBIA, 5%, 2028                                                       3,085,000            3,298,636
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                            920,000              998,614
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2030                                                          1,730,000            1,873,409
                                                                                     --------------
                                                                                     $   10,218,072
---------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,024,961,703)                              $1,129,514,348
---------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.2%
---------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev
(Presbyterian University Hospital), "B", 2.5%, due 9/01/05        $    100,000       $      100,000
Allegheny County, PA, Hospital Development Authority Rev
(Presbyterian University Hospital), "D", 2.5%, due 9/01/05             100,000              100,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants,
"A", 2.47%, due 9/01/05                                                550,000              550,000
Missouri State Health & Educational Facilities Authority Rev.,
Medical Research Facilities (Stowers Institute), 2.47%, due 9/
01/05                                                                1,000,000            1,000,000
State of Oregon, "73G", 2.38%, due 9/07/05                             400,000              400,000
---------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                 $    2,150,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,027,111,703)                                  $1,131,664,348
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.9%                                                    21,346,627
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,153,010,975
---------------------------------------------------------------------------------------------------
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP     =  Certificate of Participation
ETM     =  Escrowed to Maturity

Insurers                                           Inverse Floaters
AMBAC   = MBAC Indemnity Corp.                     RITES   = Residual Interest Tax-Exempt Security
FGIC    = Financial Guaranty Insurance Co.         ROLS    = Residual Option Longs
FHA     = Federal Housing Administration
FSA     = Financial Security Assurance, Inc.
GNMA    = Government National Mortgage Assn.
MBIA    = MBIA Insurance Corp.
PSF     = Permanent School Fund
XLCA    = XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.
AT 8/31/05
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,027,111,703)          $1,131,664,348
Cash                                                                     26,976
Receivable for investments sold                                      10,190,115
Receivable for fund shares sold                                         222,699
Interest receivable                                                  13,684,775
Unrealized appreciation on interest rate swap agreements                708,131
Other assets                                                             10,654
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,156,507,698
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,792,774
Payable for fund shares reacquired                                      958,541
Unrealized depreciation on interest rate swap agreements                364,777
Payable to affiliates
  Management fee                                                          1,771
  Shareholder servicing costs                                           130,972
  Distribution and service fees                                           5,157
  Administrative services fee                                               312
Accrued expenses and other liabilities                                  242,419
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $3,496,723
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,153,010,975
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,043,288,258
Unrealized appreciation (depreciation) on investments               104,895,999
Accumulated undistributed net realized gain on investments            5,352,075
Accumulated distributions in excess of net investment income           (525,357)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,153,010,975
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   107,075,553
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,097,307,757
  Shares outstanding                                                101,897,276
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.77
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.77)                                                    $11.31
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $55,703,218
  Shares outstanding                                                  5,178,277
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.76
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                             $63,565,434
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $4,729,524
  Distribution and service fees                                           470,933
  Shareholder servicing costs                                           1,538,022
  Administrative services fee                                             119,341
  Trustees' compensation                                                   33,835
  Custodian fee                                                           335,870
  Printing                                                                 48,367
  Postage                                                                   6,477
  Auditing fees                                                            50,674
  Legal fees                                                               38,451
  Shareholder solicitation expenses                                        31,026
  Miscellaneous                                                           127,643
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,530,163
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (35,954)
  Reduction of expenses by investment adviser                          (1,187,086)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $6,307,123
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $57,258,311
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $9,126,856
  Swap transactions                                                    (4,369,134)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $4,757,722
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(12,200,602)
  Swap transactions                                                     2,902,920
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(9,297,682)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(4,539,960)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $52,718,351
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $57,258,311                $63,270,786
Net realized gain (loss) on investments                            4,757,722                 11,213,532
Net unrealized gain (loss) on investments                         (9,297,682)                 9,613,171
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $52,718,351                $84,097,489
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(54,516,326)              $(60,067,941)
  Class B                                                         (2,513,041)                (3,121,074)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(57,029,367)              $(63,189,015)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(56,942,049)             $(179,474,638)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $43                        $10
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(61,253,022)             $(158,566,154)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,214,263,997             $1,372,830,151
At end of period (including accumulated distributions
in excess of net investment income of $525,357 and
$603,069, respectively)                                       $1,153,010,975             $1,214,263,997
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                           YEARS ENDED 8/31
                                             --------------------------------------------------------------------------------
                                                2005=             2004=              2003              2002              2001
Net asset value, beginning of period           $10.81            $10.64            $10.87            $10.77            $10.29
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.52             $0.53             $0.52             $0.53             $0.54
  Net realized and unrealized gain
  (loss) on investments                         (0.04)             0.17             (0.22)             0.10              0.48
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.48             $0.70             $0.30             $0.63             $1.02
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.52)           $(0.53)           $(0.53)           $(0.53)           $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $10.77            $10.81            $10.64            $10.87            $10.77
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                             4.58***           6.70***           2.80              6.17             10.19
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             0.59              0.58              0.59              0.59              0.59
Expenses after expense reductions##              0.49              0.53              0.59              0.59              0.59
Net investment income                            4.87              4.92              4.76              5.01              5.16
Portfolio turnover                                  9                 9                13                14                12
Net assets at end of period
(000 Omitted)                              $1,097,308        $1,147,174        $1,290,801        $1,308,191        $1,283,884
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                                YEARS ENDED 8/31
                                                      -----------------------------------------------------------------------
                                                        2005=           2004=            2003            2002            2001
Net asset value, beginning of period                   $10.80          $10.63          $10.86          $10.76          $10.28
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                 $0.44           $0.45           $0.43           $0.45           $0.46
  Net realized and unrealized gain (loss)
  on investments                                        (0.04)           0.16           (0.22)           0.10            0.48
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.40           $0.61           $0.21           $0.55           $0.94
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.44)         $(0.44)         $(0.44)         $(0.45)         $(0.46)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.76          $10.80          $10.63          $10.86          $10.76
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                     3.80***         5.86***         1.96            5.33            9.35
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                     1.36            1.36            1.39            1.39            1.38
Expenses after expense reductions##                      1.26            1.31            1.39            1.39            1.38
Net investment income                                    4.10            4.12            3.96            4.20            4.37
Portfolio turnover                                          9               9              13              14              12
Net assets at end of period (000 Omitted)             $55,703         $66,927         $82,029         $83,990         $83,480
-----------------------------------------------------------------------------------------------------------------------------

*** Certain expenses have been reduced without which performance would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
(S) Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Municipal Bond Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss and any payments received or made are recorded as realized gains or losses in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A and Class B shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities, derivatives, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared for the years ended August 31, 2005 and August 31, 2004 was as follows:

                                                       8/31/05         8/31/04

Distributions declared from tax-exempt income:     $57,029,367     $63,189,015

During the year ended August 31, 2005, accumulated distributions in excess of net investment income increased by $151,232, accumulated undistributed net realized gain on investments decreased by $520,480, and paid-in capital increased by $671,712 due to differences between book and tax accounting for amortization and accretion on debt securities, derivatives, and treating a portion of the proceeds from redemptions as a distribution for tax purposes. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income               $4,083,218
          Undistributed long-term capital gain           3,982,662
          Unrealized appreciation (depreciation)       105,894,552
          Other temporary differences                   (4,237,715)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.3 billion of average net assets            0.40%
          Next $0.7 billion of average net assets             0.37%
          Average net assets in excess of $2 billion          0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended August 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $116,260 for the year ended August 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class B                          0.75%            0.25%            1.00%          0.77%               $--          $470,933

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31,
    2005 based on each class' average daily net assets. Except in the case of the 0.25% annual Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the fund's Board of Trustees may determine.
(3) MFD received no portion of the Class B service fee for the year ended August 31, 2005.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:

                                                            AMOUNT

                  Class A                                   $3,334
                  Class B                                 $133,156

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $1,218,691, which equated to 0.1031% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $234,684.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0101% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $6,385. This amount is included in Trustees compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,572, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $101,551,834 and $167,591,453, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                            $1,025,769,796
          --------------------------------------------------------
          Gross unrealized appreciation               $106,377,417

          Gross unrealized depreciation                   (482,865)
          --------------------------------------------------------
          Net unrealized appreciation (depreciation)  $105,894,552

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                  4,404,018       $47,463,563       7,315,777       $78,869,902
Shares issued to shareholders in
reinvestment of distributions                3,322,645        35,816,800       3,403,570        36,743,600
Shares reacquired                          (11,994,507)     (129,215,384)    (25,826,781)     (278,780,909)
-----------------------------------------------------------------------------------------------------------
Net change                                  (4,267,844)     $(45,935,021)    (15,107,434)    $(163,167,407)

CLASS B SHARES
Shares sold                                    307,613        $3,311,915         588,974        $6,362,460
Shares issued to shareholders in
reinvestment of distributions                  150,778         1,623,966         177,404         1,913,727
Shares reacquired                           (1,480,231)      (15,942,909)     (2,280,227)      (24,583,418)
-----------------------------------------------------------------------------------------------------------
Net change                                  (1,021,840)     $(11,007,028)     (1,513,849)     $(16,307,231)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $7,602, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps
                          NOTIONAL                                                                  UNREALIZED
                      PRINCIPAL AMOUNT         CASH FLOWS PAID           CASH FLOWS RECEIVED       APPRECIATION
EXPIRATION              OF CONTRACT              BY THE FUND                 BY THE FUND          (DEPRECIATION)
     12/01/07          USD 27,000,000        Fixed - 3 year BMA -       Floating - 7 day BMA            $129,618
                                                    2.795%
     12/01/15          USD 35,000,000      Fixed - 10 year LIBOR -    Floating - 3 month LIBOR           178,581
                                                    4.412%
     12/07/15          USD 15,000,000      Fixed - 10 year LIBOR -    Floating - 3 month LIBOR           211,269
                                                    4.303%
     11/29/20          USD 10,000,000      Fixed - 15 year LIBOR -    Floating - 3 month LIBOR          (176,114)
                                                    4.77%
----------------------------------------------------------------------------------------------------------------
                                                                                                        $343,354

At August 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At August 31, 2005 the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.22% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                        DATE OF              PAR
DESCRIPTION                                         ACQUISITION           AMOUNT             COST            VALUE
Chicago, IL, Board of Education, RITES,
FGIC, 7.29%, 2019                                      2/9/2000       $5,000,000       $3,984,600       $6,510,900
Chicago, IL, O'Hare International Airport
Rev., RITES, FSA, 8.244%, 2022                        8/21/2003        2,500,000        2,665,850        3,121,250
Chicago, IL, O'Hare International Airport
Rev., RITES, XLCA,
8.744%, 2029                                          8/21/2003        3,000,000        3,278,220        3,787,320
Chicago, IL, RITES, AMBAC,
7.824%, 2018                                          3/20/2000       $5,900,000       $5,699,046       $7,845,584
Commonwealth of Massachusetts, ROLs,
8.149%, 2011                                          8/28/2001        2,870,000        3,194,941        3,488,313
Commonwealth of Puerto Rico, ROLs, XLCA,
8.333%, 2017                                         10/22/2001        1,150,000        1,392,374        1,533,732
Denver, CO, City & County Airport Rev.,
RITES, AMBAC, 9.2%, 2017                              8/28/2000        2,500,000        2,683,700        3,078,350
Massachusetts Health & Educational
Facilities Authority Rev., RITES (Harvard
University), 9.291%, 2020                             11/8/1999        8,410,000        9,595,810       13,009,261
New Jersey Transportation Trust Fund
Authority Rev., ROLs, FSA,
8.403%, 2011                                           1/7/2002        7,500,000        8,749,200        9,283,650
New Jersey Turnpike Authority Rev., RITES,
MBIA, 7.586%, 2020                                    4/19/2000        5,000,000        4,637,900        5,895,800
North Carolina Municipal Power Agency,
Catawba Electric Rev., ROLs, MBIA, 7.886%, 2019        3/3/2003        3,500,000        4,008,620        4,133,500
Puerto Rico Electric Power Authority,
RITES, FSA, 7.321%, 2015                              9/16/1999        2,500,000        2,411,250        2,784,150
Puerto Rico Electric Power Authority,
RITES, FSA, 7.321%, 2016                              9/16/1999        3,000,000        2,854,200        3,340,980
State of California, RITES,
7.756%, 2012                                          11/8/1999        5,825,000        6,136,636        6,950,740
State of California, RITES, XLCA, 8.301%, 2017         1/3/2000        6,875,000        7,003,975        8,530,088
------------------------------------------------------------------------------------------------------------------
                                                                                                       $83,293,618

(9) CONCENTRATION OF CREDIT RISK

At August 31, 2005, 57.88% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.92% of total investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IV and the Shareholders of
MFS Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Municipal Bond Fund (one of the series comprising MFS Series Trust IV) (the "Trust"), as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Bond Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust IV, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                  ---------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $2,333,467,893.25          $64,806,915.54
-------------------------------------------------------------------------------
David H. Gunning                     2,337,909,099.36           60,365,709.43
-------------------------------------------------------------------------------
William R. Gutow                     2,335,083,119.48           63,191,689.31
-------------------------------------------------------------------------------
Michael Hegarty                      2,337,833,314.82           60,441,493.97
-------------------------------------------------------------------------------
J. Atwood Ives                       2,334,582,382.93           63,692,425.86
-------------------------------------------------------------------------------
Amy B. Lane                          2,337,005,958.85           61,268,849.94
-------------------------------------------------------------------------------
Robert J. Manning                    2,339,726,129.55           58,548,679.24
-------------------------------------------------------------------------------
Lawrence T. Perera                   2,335,517,001.12           62,757,807.67
-------------------------------------------------------------------------------
Robert C. Pozen                      2,339,358,928.12           58,915,880.67
-------------------------------------------------------------------------------
J. Dale Sherratt                     2,334,476,353.98           63,798,454.81
-------------------------------------------------------------------------------
Laurie J. Thomsen                    2,337,091,443.46           61,183,365.33
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------     --------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA                             225 Franklin Street, Boston, MA 02110
02116-3741
                                                            INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                 ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                 Deloitte & Touche LLP
500 Boylston Street, Boston, MA                             200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Geoffrey L. Schechter

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 18th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 44th percentile for the one-year period and the 16th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to a fee reduction. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $318,272 as a capital gain dividend for the year ended August 31, 2005.

For the year ended August 31, 2005, the amount of distributions from income designated as exempt-interest dividends was 100%.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MMB-ANN-10/05 38M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("D&T") to serve as independent accountants to the series (the series referred to collectively as the "Funds" and singularly as a "Fund") of the Registrant (hereinafter the "Registrant"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended August 31, 2005 and 2004, audit fees billed to the Funds by D&T were as follows:

                                                        Audit Fees
           FEES BILLED BY D&T:                     2005           2004
                                                   ----           ----

                MFS Government Money Market     $20,680        $18,700
                Fund
                MFS Mid Cap Growth Fund          34,160         30,800
                MFS Money Market Fund            20,680         18,700
                MFS Municipal Bond Fund          39,397         35,615
                                               --------       --------
                         TOTAL                 $114,917       $103,815

For the fiscal years ended August 31, 2005 and 2004, fees billed by D&T for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                             Audit-Related Fees(1)           Tax Fees(2)                 All Other Fees(3)
  FEES BILLED BY D&T:                        2005           2004         2005            2004           2005          2004
                                             ----           ----         ----            ----           ----          ----
       To MFS Government                        $0             $0        $7,950         $3,400             $0            $0
       Money Market Fund
       To MFS Mid Cap Growth                     0              0        10,200          5,600              0             0
       Fund
       To MFS Money Market                       0              0         7,950          3,400              0             0
       Fund
       To MFS Municipal Bond                     0              0         9,600          5,000              0             0
       Fund
                                                --             --       -------        -------             --            --
                                                $0             $0       $35,700        $17,400             $0            $0

  TOTAL FEES BILLED BY D&T
  TO ABOVE FUNDS

       To MFS and MFS Related           $1,018,716       $759,500       $62,000        $35,000       $617,000       $32,500
       Entities of MFS
       Government Money
       Market Fund*
       To MFS and MFS Related            1,018,716        759,500        62,000         35,000        617,000        32,500
       Entities of MFS Mid Cap
       Growth Fund*
       To MFS and MFS Related            1,018,716        759,500        62,000         35,000        617,000        32,500
       Entities of MFS
       Money Market Fund*
       To MFS and MFS Related            1,018,716        759,500        62,000         35,000        617,000        32,500
       Entities of MFS Municipal
       Bond Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS Government Money          $1,743,267                     $891,900
       Market Fund, MFS and MFS
       Related Entities#
       To MFS Mid Cap Growth             1,745,517                      894,100
        Fund, MFS and
        MFS Related Entities#
       To MFS Money Market Fund,         1,743,267                      891,900
       MFS and MFS Related
       Entities#
       To MFS Municipal Bond Fund,       1,744,917                      893,500
       MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by D&T for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by D&T other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.